UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                     811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-846-7526

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

ANNUAL REPORT

December 31, 2021

Ticker Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE/MID CAP CORE ETF	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF

TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF	TPLE

TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF	TPHE

Listed and traded on: The New York Stock Exchange

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

December 31, 2021

Dear Timothy Plan ETF Shareholder:

Our Exchange Traded Funds (“ETFs”) just completed their second full year of trading, and we are quite pleased with the performance of each. Victory Capital Management (“VCM”), the sub-advisor for our ETFs, employs the smart-beta approach for each of the portfolios and it has, in our opinion, continued to be very competitive in the markets.

In response to the 2020 COVID pandemic, trillions of dollars of monetary and fiscal stimulus brought about a strong economic and labor-market recovery as revealed by real GDP growth coming in at over 6%, and the unemployment rate falling to 5.2%. In response, the S&P was up another 30% (from the late recovery in 2020) for the year ending this September, as spending by consumers and corporations increased to the point of supply shortages plaguing the marketplace. The resurgence in spending and demand has resulted in the supply chain issues expanding beyond the initial shortages, and it appears they may persist for quite some time. This has led to some moderation of the economic growth projections; however, we remain optimistic for further recovery in corporate profits. Consumer confidence has remained resilient, with consumers encouraged at least by higher wages as a result of a tight labor market, and the increasing value of their investments.

For more detailed information about each individual ETF, please review the reports provided by VCM on the following pages. As it nearly always happens, as you will note from those letters, the sectors sometimes respond in exactly the opposite manner in the different arenas.

We can never guarantee future results, but you may always rest assured that we will continue to do our best to provide you Biblically filtered (“BRI”) portfolios that allow you to invest in alignment with your moral ethic. Thank you for allowing us to be a part of your investment portfolio.

Sincerely,

Arthur D. Ally, President

Timothy Plan US Small Cap Core ETF – TPSC

Letter from the Manager – December 31, 2021

The Timothy Plan US Small Cap Core ETF (TPSC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2021, the TPSC returned 29.62% outperforming the Russell 2000 Index (the “Index”), which was up 14.82%.

At the sector level, an underweight to the Health Care sector (-18%) contributed to relative performance. An underweight to the Real Estate sector (+29%) detracted from relative performance.

The largest contributors were overweights to Apollo Medical Holdings (+302%), MicroStrategy (+40%), Perficient (+171%). The largest stock detractors during the year were not holding GameStop Corp (+1,012%) or Avis Budget Group (+456%), and an underweight to Synaptics (+200%).

Victory Capital Management, Inc.

Timothy Plan US Large/Mid Cap Core ETF – TPLC

Letter from the Manager – December 31, 2021

The Timothy Plan US Large/Mid Cap Core ETF (TPLC) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2021, TPLC returned 25.82% underperforming the S&P 500® Index (the “Index”), which was up 28.71%.

When comparing performance to the Index, most of the TPLC’s underperformance came from an underweight to the largest market cap names in the Index. An underweight to Technology and overweight Industrials also detracted from relative performance. An underweight to Communication Services was a positive contributor.

Victory Capital Management, Inc.

Timothy Plan High Dividend Stock ETF – TPHD

Letter from the Manager – December 31, 2021

The Timothy Plan High Dividend Stock ETF (TPHD) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2021, TPHD returned 28.10%, outperforming the Russell 1000® Value Index (the “Index”), which was up 25.16%.

When comparing performance to the Index, the Industrials and Communication Services sectors were large positive contributors leading TPHD’s outperformance. The Utilities and Real Estate sectors were the largest detractors.

Victory Capital Management, Inc.

Timothy Plan International ETF – TPIF

Letter from the Manager – December 31, 2021

The Timothy Plan International ETF (TPIF) seeks a rules-based approach that combines Biblically Responsible Investing (BRI) criteria with volatility weighting in an effort to outperform traditional indexing strategies. The rules-based volatility weighting methodology weights stocks based on volatility, so each stock in the portfolio has an equal contribution to overall risk.

For the year ending December 31, 2021, TPIF returned 10.34%, underperforming the MSCI EAFE Index (the “Index”), which was up 11.26%.

At the country level, an overweight to Canada was a positive contributor while an overweight to South Korea was a detractor.

Stock selection overall was a negative contributor led by Denmark. Selection in Hong Kong was a positive contributor.

Victory Capital Management, Inc.

Fund Performance - (Unaudited)

December 31, 2021

Timothy Plan US Small Cap Core ETF

Average Annual Return Period Ended December 31, 2021
Inception Date	Timothy Plan US Small Cap Core ETF 12/2/19
			Victory US Small Cap Volatility Weighted BRI
	Net Asset Value	Market Price Value	Index
One Year	29.62%	29.87%	30.44%
Since Inception	20.51%	20.58%	20.71%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2021. Additional information pertaining to the Fund’s expense ratios as of December 31, 2021 can be found in the financial highlights.

[1]

The universe for the Victory US Small Cap Volatility Weighted BRI Index begins with the largest U.S. companies with market capitalizations less than $3 billion with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Timothy Plan US Large/Mid Cap Core ETF

Average Annual Return Period Ended December 31, 2021
Inception Date	Timothy Plan U.S. Large/Mid Cap Core ETF 4/30/19
			Victory US Large/Mid Cap Volatility Weighted BRI
	Net Asset Value	Market Price Value	Index
One Year	25.82%	26.09%	26.47%
Since Inception	18.48%	18.52%	19.11%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2021. Additional information pertaining to the Fund’s expense ratios as of December 31, 2021 can be found in the financial highlights.

[1]

The universe for the Victory US Large/Mid Cap Volatility Weighted BRI Total Return Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Timothy Plan High Dividend Stock ETF

Average Annual Return Period Ended December 31, 2021
Inception Date	Timothy Plan High Dividend Stock ETF 4/30/19
			Victory US Large Cap High Dividend Volatility
	Net Asset Value	Market Price Value	Weighted BRI Index
One Year	28.10%	28.18%	28.80%
Since Inception	12.81%	12.82%	13.41%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2021. Additional information pertaining to the Fund’s expense ratios as of December 31, 2021 can be found in the financial highlights.

[1]

The Victory US Large Cap High Dividend Volatility Weighted BRI Total Return Index is comprised of the 100 highest dividend yielding stocks from the Victory US Large/Mid Cap Volatility Weighted BRI Index. with positive earnings in each of the four most recent quarters. The universe for the Index begins with the largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Timothy Plan International ETF

Average Annual Return Period Ended December 31, 2021
Inception Date	Timothy Plan International ETF 12/2/19
			Victory International 500 Volatility
	Net Asset Value	Market Price Value	Weighted BRI Index
One Year	10.34%	10.05%	10.67%
Since Inception	10.32%	10.30%	10.97%

Expense Ratios
Gross	0.62%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 30, 2021. Additional information pertaining to the Fund’s expense ratios as of December 31, 2021 can be found in the financial highlights.

[1]

The universe for the Victory International 500 Volatility Weighted BRI Index begins with the largest developed international companies by market capitalization with positive earnings in each of the four most recent quarters. The Index eliminates companies that do not satisfy the proprietary Biblically Responsible Investing (“BRI”) filtering criteria. A volatility weighted index assigns percentage values to each security in the Index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. It is not possible to invest directly in an unmanaged index.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Schedule of Portfolio Investments

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)
Communication Services (1.9%):
Boston Omaha Corp., Class A(a)	1,949	55,995
Cars.com, Inc.(a)	6,458	103,909
EW Scripps Co. (The), Class A(a)	5,995	116,003
Gray Television, Inc.	5,565	112,190
IDT Corp., Class B(a)	1,214	53,610
QuinStreet, Inc.(a)	6,824	124,128
Sciplay Corp., Class A(a)	4,206	57,959
Shenandoah Telecommunication Co.	3,666	93,483
Techtarget, Inc.(a)	1,063	101,687
Telesat Corp.(a)	1,701	48,768
Thryv Holdings, Inc.(a)	2,214	91,062
US Cellular Corp.(a)	4,173	131,533

		1,090,327
Consumer Discretionary (13.2%):
1-800-Flowers.com, Inc., Class A(a)	2,375	55,504
Adtalem Global Education, Inc.(a)	3,275	96,809
American Axle & Manufacturing Holdings, Inc.(a)	7,748	72,289
America’s Car-Mart, Inc.(a)	825	84,480
Arko Corp.(a)	11,776	103,276
Bed Bath & Beyond, Inc.(a)	2,225	32,440
Big 5 Sporting Goods Corp.	2,115	40,206
Big Lots, Inc.	1,665	75,008
Bloomin’ Brands, Inc.(a)	4,126	86,563
Boot Barn Holdings, Inc.(a)	955	117,513
Brinker International, Inc.(a)	1,782	65,203
Carriage Services, Inc.	3,678	237,010
Cavco Industries, Inc.(a)	523	166,131
Century Communities, Inc.	1,269	103,791
Chuy’s Holdings, Inc.(a)	2,784	83,854
Citi Trends, Inc.(a)	1,057	100,151

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (13.2%): (continued)
Clarus Corp.	5,018	139,099
Conn’s, Inc.(a)	2,743	64,515
Denny’s Corp.(a)	7,148	114,368
Dine Brands Global, Inc.	1,199	90,896
Dorman Products, Inc.(a)	1,456	164,543
El Pollo Loco Holdings, Inc.(a)	8,385	118,983
Ethan Allen Interiors, Inc.	4,413	116,018
Franchise Group, Inc.	3,247	169,364
Funko, Inc., Class A(a)	3,598	67,642
Genesco, Inc.(a)	1,335	85,667
Gentherm, Inc.(a)	1,278	111,058
G-III Apparel Group Ltd.(a)	3,514	97,127
GoPro, Inc., Class A(a)	7,757	79,975
Green Brick Partners, Inc.(a)	4,128	125,202
Group 1 Automotive, Inc.	499	97,415
Groupon, Inc.(a)	2,624	60,772
GrowGeneration Corp.(a)	2,247	29,323
Guess?, Inc.	4,258	100,829
Haverty Furniture Cos., Inc.	2,674	81,744
Hibbett, Inc.	1,026	73,800
Hovnanian Enterprises, Inc., Class A(a)	610	77,647
iRobot Corp.(a)	837	55,142
Jack In The Box, Inc.	1,437	125,709
Johnson Outdoors, Inc., Class A	1,226	114,864
La Z Boy, Inc.	3,643	132,277
Lands’ End, Inc.(a)	2,458	48,251
Liquidity Services, Inc.(a)	2,603	57,474
Lovesac Co. (The)(a)	801	53,074
Lumber Liquidators Holdings, Inc.(a)	4,960	84,667
M/I Homes, Inc.(a)	1,626	101,105
Malibu Boats, Inc.(a)	1,465	100,689

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (13.2%): (continued)
MarineMax, Inc.(a)	1,539	90,863
Monro, Inc.	2,115	123,241
Movado Group, Inc.	2,773	115,995
OneWater Marine, Inc.	1,963	119,684
Oxford Industries, Inc.	1,230	124,870
Party City Holdco, Inc.(a)	7,775	43,307
Perdoceo Education Corp.(a)	11,700	137,592
Ruth’s Hospitality Group, Inc.(a)	5,097	101,430
Sally Beauty Holdings, Inc.(a)	5,119	94,497
Shoe Carnival, Inc.	2,892	113,019
Smith & Wesson Brands, Inc.	3,695	65,771
Sonic Automotive, Inc., Class A	1,817	89,851
Standard Motor Products	4,068	213,123
Stoneridge, Inc.(a)	5,208	102,806
Strategic Education, Inc.	1,780	102,955
Stride, Inc.(a)	2,507	83,558
Sturm Ruger & Co.	2,009	136,652
The Buckle, Inc.	2,265	95,832
The Children’s Place, Inc.(a)	813	64,463
Tri Pointe Group, Inc.(a)	4,620	128,852
Tupperware Corp.(a)	3,082	47,124
Universal Electronics, Inc.(a)	2,527	102,975
Vista Outdoor, Inc.(a)	2,426	111,766
Visteon Corp.(a)	1,034	114,919
Winmark Corp.	753	186,962
Winnebago Industries, Inc.	1,370	102,640
Workhorse Group, Inc.(a)	5,963	25,999
XPEL, Inc.(a)	932	63,637
Zumiez, Inc.(a)	2,245	107,738

		7,471,588

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (6.6%):
Andersons, Inc. (The)	3,438	133,085
B&G Foods, Inc.	3,343	102,730
BellRing Brands, Inc., Class A(a)	4,752	135,575
Calavo Growers, Inc.	2,976	126,182
Cal-Maine Foods, Inc.	5,507	203,704
Central Garden And Pet Co., Class A(a)	3,457	165,417
Edgewell Personal Care Co.	3,780	172,784
elf Beauty, Inc.(a)	4,690	155,755
Energizer Holdings, Inc.	4,170	167,217
Fresh Del Monte Produce, Inc.	3,404	93,950
Grocery Outlet Holding Corp.(a)	5,136	145,246
Hostess Brands, Inc.(a)	10,248	209,264
Ingles Markets, Inc.	2,228	192,366
Inter Parfums, Inc.	1,861	198,941
John B. Sanfilippo & Son, Inc.	2,233	201,327
Medifast, Inc.	500	104,715
Nu Skin Enterprises, Inc., Class A	2,881	146,211
PriceSmart, Inc.	2,047	149,779
SpartanNash Co.	6,525	168,084
Sprouts Farmers Market, Inc.(a)	5,678	168,523
Tootsie Roll Industries, Inc.	3,191	115,610
TreeHouse Foods, Inc.(a)	2,950	119,564
United Natural Foods, Inc.(a)	1,324	64,982
Usana Health Sciences, Inc.(a)	1,449	146,639
Weis Markets, Inc.	2,581	170,036

		3,757,686
Energy (1.3%):
Altus Midstream Co., Class A	1,158	70,997
Archrock, Inc.	13,277	99,312
Cactus, Inc., Class A	1,931	73,629
Civitas Resources, Inc.	1,580	77,373

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (1.3%): (continued)
CONSOL Energy, Inc.(a)	1,818	41,287
Core Laboratories N.V.	2,750	61,352
DMC Global, Inc.(a)	1,937	76,724
Renewable Energy Group, Inc.(a)	1,210	51,352
Transocean, Ltd.(a)	12,335	34,045
Whiting Petroleum Corp.(a)	1,320	85,378
World Fuel Services Corp.	2,886	76,392

		747,841
Financials (24.2%):
1st Source Corp.	3,157	156,587
American Equity Investment Life Holding Co.	4,503	175,257
Amerisafe, Inc.	3,594	193,465
Argo Group International Holdings, Ltd.	2,807	163,115
Atlantic Union Bankshares	3,583	133,610
Axos Financial, Inc.(a)	2,523	141,061
B Riley Financial, Inc.	1,561	138,710
Banc of California, Inc.	6,827	133,946
Bancfirst Corp.	2,226	157,067
BanCorp, Inc. (The)(a)	3,065	77,575
Banner Corp.	2,244	136,143
Berkshire Hills Bancorp, Inc.	4,137	117,615
BGC Partners, Inc., Class A	19,333	89,898
Brightsphere Investment Group, Inc.	4,960	126,976
Brookline BanCorp, Inc.	9,936	160,864
Cannae Holdings, Inc.(a)	4,767	167,560
Capitol Federal Financial, Inc.	16,547	187,478
City Holding Co.	2,271	185,745
Columbia Banking System, Inc.	3,261	106,700
Columbia Financial, Inc.(a)	11,289	235,489
ConnectOne BanCorp, Inc.	4,108	134,373
Cowen, Inc., Class A	2,206	79,637

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.2%): (continued)
Customers BanCorp, Inc.	2,261	147,802
CVB Financial Corp.	7,869	168,475
Dime Community Bancshares, Inc.	3,466	121,865
Donnelley Financial Solutions, Inc.(a)	2,534	119,453
eHealth, Inc.(a)	1,480	37,740
Employers Holdings, Inc.	4,195	173,589
Encore Capital Group, Inc.(a)	2,982	185,212
Enova International, Inc.(a)	2,837	116,204
Enterprise Financial Services Corp.	2,933	138,115
FB Financial Corp.	3,040	133,213
Federal Agricultural Mortgage Corp., Class C	1,300	161,109
First BanCorp.	8,921	122,931
First BanCorp/Southern Pines NC	2,716	124,176
First Busey Corp.	5,711	154,882
First Commonwealth Financial Corp.	9,945	160,015
First Financial BanCorp.	5,282	128,775
First Foundation, Inc.	5,241	130,291
First Interstate Bancsys, Class A	3,505	142,548
First Merchants Corp.	3,204	134,216
Fulton Financial Corp.	8,838	150,246
Genworth Financial, Inc.(a)	21,309	86,301
German American BanCorp, Inc.	3,826	149,137
Great Western BanCorp, Inc.	3,411	115,838
Green Dot Corp., Class A(a)	2,760	100,022
HCI Group, Inc.	657	54,886
Heartland Financial USA, Inc.	3,088	156,284
Hilltop Holdings, Inc.	3,533	124,150
Hope BanCorp, Inc.	8,984	132,155
Horace Mann Educators	4,537	175,582
Independent Bank Corp.	1,864	151,972
International Bancshares Corp.	3,148	133,444

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.2%): (continued)
Kearny Financial Corp.	12,531	166,036
Lakeland Financial Corp.	1,917	153,628
Live Oak Bancshares, Inc.	1,317	114,961
Merchants BanCorp	2,768	131,009
Meta Financial Group, Inc.	2,287	136,442
National Bank Holdings Corp., Class A	3,676	161,523
NBT BanCorp, Inc.	4,225	162,747
NMI Holdings, Inc.(a)	5,232	114,319
Northwest Bancshares, Inc.	14,172	200,676
Oceanfirst Financial Corp.	6,398	142,036
OFG BanCorp	4,216	111,977
Old National BanCorp	9,775	177,123
Origin BanCorp, Inc.	3,147	135,069
Palomar Holdings, Inc.(a)	1,184	76,688
Park National Corp.	1,137	156,121
Piper Sandler Cos.	851	151,912
PJT Partners, Inc., Class A	1,828	135,437
PRA Group, Inc.(a)	3,894	195,518
Preferred Bank	2,126	152,626
Premier Financial Corp.	4,083	126,206
Provident Financial Services, Inc.	5,969	144,569
Renasant Corp.	3,759	142,654
S&T BanCorp, Inc.	4,420	139,318
Safety Insurance Group, Inc.	2,375	201,946
Sandy Spring BanCorp, Inc.	2,816	135,393
Seacoast Banking Corp.	3,456	122,308
Selectquote, Inc.(a)	4,108	37,218
Silvergate Capital Corp., Class A(a)	263	38,977
SiriusPoint, Ltd.(a)	16,501	134,153
Southside Bancshares, Inc.	4,053	169,496
Stewart Information Services	2,376	189,438

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.2%): (continued)
Stock Yards BanCorp, Inc.	2,740	175,031
StoneX Group, Inc.(a)	1,924	117,845
Tompkins Financial Corp.	1,652	138,074
Towne Bank	4,586	144,872
TriCo Bancshares	3,243	139,319
Triumph BanCorp, Inc.(a)	998	118,842
Trustmark Corp.	4,290	139,253
United Community Banks, Inc.	4,075	146,455
Veritex Holdings, Inc.	3,299	131,234
Virtus Investment Partners, Inc.	373	110,818
Washington Federal, Inc.	4,788	159,823
WesBanco, Inc.	3,645	127,539
Westamerica BanCorp.	3,423	197,610
World Acceptance Corp.(a)	352	86,391
WSFS Financial Corp.	2,147	107,608

		13,727,737
Health Care (9.0%):
Addus Homecare Corp.(a)	1,514	141,574
Antares Pharma, Inc.(a)	31,988	114,197
Atrion Corp.	223	157,193
Avanos Medical, Inc.(a)	4,053	140,517
Avid Bioservices, Inc.(a)	3,154	92,034
BioLife Solutions, Inc.(a)	1,894	70,589
Cara Therapeutics, Inc.(a)	4,101	49,950
Collegium Pharmaceutical, Inc.(a)	4,516	84,359
Community Health Systems, Inc.(a)	5,651	75,215
Corcept Therapeutics, Inc.(a)	7,319	144,916
CorVel Corp.(a)	997	207,376
Cross Country Healthcare, Inc.(a)	3,404	94,495
Cutera, Inc.(a)	1,770	73,136
Eagle Pharmaceuticals, Inc.(a)	1,904	96,952

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (9.0%): (continued)
Fulgent Genetics, Inc.(a)	530	53,313
Hanger, Inc.(a)	6,494	117,736
Healthstream, Inc.(a)	6,031	158,977
Innoviva, Inc.(a)	8,086	139,483
Ironwood Pharmaceuticals, Inc.(a)	9,140	106,572
Lemaitre Vascular, Inc.	2,366	118,844
Lexicon Pharmaceuticals(a)	5,452	21,481
Ligand Pharmaceuticals, Inc.(a)	548	84,644
Mesa Laboratories, Inc.	564	185,043
ModivCare, Inc.(a)	594	88,084
National Healthcare Corp.	2,157	146,547
National Research Corp.	3,307	137,307
Natus Medical, Inc.(a)	4,800	113,904
Nextgen Healthcare, Inc.(a)	8,209	146,038
OPKO Health, Inc.(a)	20,717	99,649
OptimizeRx Corp.(a)	800	49,688
Organogenesis Holdings, Inc.(a)	4,553	42,070
Owens & Minor, Inc.	1,850	80,475
Pacira BioSciences, Inc.(a)	2,700	162,459
Patterson Cos., Inc.	3,908	114,700
Phibro Animal Health Corp., Class A	5,697	116,333
Prestige Consumer Healthcare, Inc.(a)	2,917	176,916
RadNet, Inc.(a)	2,997	90,240
Sage Therapeutics, Inc.(a)	1,776	75,551
Simulations Plus, Inc.	2,463	116,500
Supernus Pharmaceuticals, Inc.(a)	3,997	116,553
Surmodics, Inc.(a)	2,279	109,734
Tactile Systems Technology, Inc.(a)	2,566	48,831
The Joint Corp.(a)	921	60,500
The Pennant Group, Inc.(a)	3,410	78,703
U.S. Physical Therapy, Inc.	919	87,810

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (9.0%): (continued)
UniQure N.V.(a)	2,799	58,051
Vanda Pharmaceuticals, Inc.(a)	5,236	82,153
Vericel Corp.(a)	1,415	55,609
Xencor, Inc.(a)	2,823	113,259

		5,096,260
Industrials (22.8%):
AAR Corp.(a)	3,616	141,132
ACCO Brands Corp.	13,875	114,608
AeroVironment, Inc.(a)	852	52,850
Air Transport Services Group(a)	5,371	157,800
Alamo Group, Inc.	1,178	173,378
Albany International Corp.	1,672	147,888
American Woodmark Corp.(a)	1,729	112,731
Apogee Enterprises, Inc.	2,966	142,813
ArcBest Corp.	1,014	121,528
Arcosa, Inc.	2,218	116,889
Argan, Inc.	3,717	143,811
Astec Industries, Inc.	2,156	149,346
Atlas Air Worldwide Holdings, Inc.(a)	1,544	145,321
AZZ, Inc.	2,855	157,853
Babcock & Wilcox Enterprises(a)	9,615	86,727
Barnes Group, Inc.	3,326	154,958
Brady Corp.	3,510	189,189
BrightView Holdings, Inc.(a)	8,247	116,118
CBIZ, Inc.(a)	5,878	229,947
Columbus McKinnon Corp.	2,703	125,041
Comfort Systems USA, Inc.	1,756	173,739
Construction Partners, Inc., Class A(a)	3,247	95,494
Cornerstone Building Brands, Inc.(a)	5,843	101,902
CRA International, Inc.	1,148	107,177
CSW Industrials, Inc.	1,141	137,901

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.8%): (continued)
Deluxe Corp.	3,176	101,981
Douglas Dynamics, Inc.	3,581	139,874
Ducommon, Inc.(a)	2,232	104,391
Dycom Industries, Inc.(a)	1,209	113,356
Eagle Bulk Shipping, Inc.	1,375	62,563
Encore Wire Corp.	1,365	195,332
Energy Recovery, Inc.(a)	4,663	100,208
Enerpac Tool Group Corp.	6,281	127,379
EnPro Industries, Inc.	1,633	179,744
ESCO Technologies, Inc.	2,202	198,158
Federal Signal Corp.	4,061	176,004
Forrester Research, Inc.(a)	2,821	165,677
Forward Air Corp.	1,769	214,208
Franklin Covey Co.(a)	2,887	133,841
Gibraltar Industries, Inc.(a)	1,696	113,089
Global Industrial Co.	2,551	104,336
GMS, Inc.(a)	2,353	141,439
Gorman-Rupp Co.	4,147	184,749
GrafTech International, Ltd.	8,817	104,305
Great Lakes Dredge & Dock Corp.(a)	9,438	148,365
Griffon Corp.	4,744	135,109
H&E Equipment Services, Inc.	2,505	110,896
Healthcare Services Group	4,931	87,722
Heartland Express, Inc.	13,119	220,662
Heidrick & Struggles International, Inc.	2,634	115,185
Helios Technologies, Inc.	1,670	175,634
Heritage-Crystal Clean, Inc.(a)	3,916	125,390
HNI Corp.	3,503	147,301
Hyster-Yale Materials Handling, Inc.	1,959	80,515
ICF International, Inc.	1,908	195,665
IES Holdings, Inc.(a)	2,473	125,233

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.8%): (continued)
Insteel Industries, Inc.	2,572	102,391
Interface, Inc.	7,239	115,462
Jeld-Wen Holding, Inc.(a)	3,942	103,911
Kadant, Inc.	720	165,946
KAR Auction Services, Inc.(a)	6,157	96,172
Kelly Services, Inc., Class A	6,293	105,534
Kforce, Inc.	2,155	162,099
Lindsay Corp.	932	141,664
Marten Transport Ltd.	10,316	177,023
Matthews International Corp., Class A	4,091	150,017
McGrath Rentcorp	2,263	181,628
Mercury Systems, Inc.(a)	2,195	120,857
Meritor, Inc.(a)	4,015	99,492
Moog, Inc., Class A	1,901	153,924
Mueller Industries, Inc.	3,419	202,952
Mueller Water Products, Inc., Class A	10,915	157,176
MYR Group, Inc.(a)	1,055	116,630
NV5 Global, Inc.(a)	1,177	162,567
Omega Flex, Inc.	695	88,230
PAE, Inc.(a)	17,924	177,985
Patrick Industries, Inc.	1,351	109,012
PGT Innovations, Inc.(a)	6,018	135,345
Pitney Bowes, Inc.	5,039	33,409
Primoris Services Corp.	4,007	96,088
Proto Labs, Inc.(a)	1,201	61,671
Quanex Building Products Corp.	6,095	151,034
REV Group, Inc.	4,230	59,855
Romeo Power, Inc.(a)	8,334	30,419
Rush Enterprises, Inc., Class A	3,150	175,266
SkyWest, Inc.(a)	1,893	74,395
SPX Corp.(a)	2,500	149,200

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (22.8%): (continued)
Standex International Corp.	1,530	169,310
Sterling Construction Co., Inc.(a)	3,851	101,281
Tennant Co.	2,425	196,522
The Greenbrier Cos., Inc.	2,411	110,641
The Manitowoc Co., Inc.(a)	3,712	69,006
The Shyft Group, Inc.	2,522	123,906
Titan Machinery, Inc.(a)	2,957	99,621
TPI Composites, Inc.(a)	1,936	28,963
TrueBlue, Inc.(a)	3,174	87,825
Veritiv Corp.(a)	560	68,639
VSE Corp.	2,639	160,821
Wabash National Corp.	7,516	146,712

		12,945,053
Information Technology (11.0%):
A10 Networks, Inc.	7,071	117,237
ACM Research, Inc., Class A(a)	453	38,627
ADTRAN, Inc.	4,772	108,945
Alpha & Omega Semiconductor, Ltd.(a)	2,243	135,836
American Software, Inc., Class A	2,978	77,934
Avaya Holdings Corp.(a)	4,460	88,308
Avid Technology, Inc.(a)	2,184	71,133
Axcelis Technologies, Inc.(a)	1,600	119,296
Belden, Inc.	1,773	116,539
Benchmark Electronics, Inc.	6,006	162,763
Calix, Inc.(a)	1,307	104,521
Cambium Networks Corp.(a)	1,704	43,673
Cass Information Systems, Inc.	4,459	175,328
ChannelAdvisor Corp.(a)	3,527	87,046
Clearfield, Inc.(a)	1,354	114,305
Cohu, Inc.(a)	2,456	93,549
CSG Systems International, Inc.	4,338	249,956

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (11.0%): (continued)
CTS Corp.	4,050	148,716
Digi International, Inc.(a)	4,663	114,570
Ebix, Inc.	1,782	54,173
EchoStar Corp., Class A(a)	4,142	109,142
eplus, Inc.(a)	2,694	145,153
Extreme Networks, Inc.(a)	8,140	127,798
FARO Technologies, Inc.(a)	1,747	122,325
Ichor Holding Ltd.(a)	1,783	82,071
InterDigital, Inc.	2,166	155,151
Kimball Electronics, Inc.(a)	3,256	70,851
Knowles Corp.(a)	10,873	253,885
Methode Electronics, Inc.	3,352	164,818
Mitek Systems, Inc.(a)	5,136	91,164
Napco Security Technologies Inc.(a)	2,325	116,203
NETGEAR, Inc.(a)	3,621	105,769
NetScout Systems, Inc.(a)	6,100	201,788
OSI Systems, Inc.(a)	2,288	213,242
PC Connection, Inc.	3,094	133,444
Photronics, Inc.(a)	9,014	169,914
Plexus Corp.(a)	1,786	171,260
Progress Software Corp.	2,641	127,481
Ribbon Communications, Inc.(a)	13,576	82,135
ScanSource, Inc.(a)	2,698	94,646
SMART Global Holdings, Inc.(a)	1,979	140,489
SolarWinds Corp.	6,271	88,985
Super Micro Computer, Inc.(a)	3,693	162,307
TTM Technologies(a)	25,008	372,619
Ultra Clean Holdings, Inc.(a)	1,631	93,554
Veeco Instruments, Inc.(a)	5,400	153,738
Verra Mobility Corp.(a)	7,750	119,582
Xperi Holding Corp.	7,344	138,875

		6,230,844

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (4.7%):
AdvanSix, Inc.	2,217	104,753
Boise Cascade Co.	1,760	125,312
Chase Corp.	1,494	148,743
Coeur Mining, Inc.(a)	9,845	49,619
GCP Applied Technologies(a)	6,349	201,009
Glatfelter Corp.	9,636	165,739
Hawkins, Inc.	3,023	119,257
Innospec, Inc.	1,946	175,802
Koppers Holdings, Inc.(a)	3,578	111,991
Kronos Worldwide, Inc.	10,613	159,301
Materion Corp.	1,999	183,788
Minerals Technologies, Inc.	2,114	154,639
Myers Industries, Inc.	6,673	133,527
O-I Glass, Inc.(a)	6,859	82,514
Orion Engineered Carbons SA(a)	6,149	112,896
Ryerson Holding Corp.	3,154	82,162
Schnitzer Steel Industries, Inc.	1,804	93,664
Stepan Co.	1,644	204,333
TimkenSteel Corp.(a)	4,043	66,709
Trinseo PLC(a)	1,819	95,425
Worthington Industries, Inc.	2,197	120,088

		2,691,271
Real Estate (1.6%):
Forestar Group, Inc.(a)	7,915	172,151
Marcus & Millichap, Inc.(a)	3,915	201,466
Newmark Group, Inc., Class A	6,881	128,675
RE/MAX Holdings, Inc.	4,457	135,894
The RMR Group, Inc., Class A	4,019	139,379
The St. Joe Co.	2,647	137,776

		915,341

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Small Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (3.4%):
Avista Corp.	4,991	212,067
Chesapeake Utilities Corp.	1,649	240,441
MGE Energy, Inc.	3,155	259,499
Middlesex Water Co.	1,229	147,849
Northwest Natural Holding Co.	3,394	165,559
Otter Tail Corp.	3,714	265,254
SJW Group	2,909	212,939
South Jersey Industries, Inc.	5,120	133,734
The York Water Co.	3,244	161,486
Unitil Corp.	3,402	156,458

		1,955,286

Total Common Stocks (Cost $49,719,408)		56,629,234

Total Investments (Cost $49,719,408) — 99.7%(b)		56,629,234

Other assets in excess of liabilities — 0.3%		162,351

NET ASSETS - 100.00%		56,791,585

Percentages indicated are based on net assets as of December 31, 2021.

(a)	Non-income producing security.

(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index March Future (U.S. Dollar)	3/18/22	1	$ 112,140	$ (1,219)

				$ (1,219)

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Communication Services (0.7%):
Cable One, Inc.	265	467,314
News Corp., Class A	18,832	420,142
ZoomInfo Technologies, Inc.(a)	3,992	256,287

		1,143,743
Communications (0.3%):
Teledyne Technologies, Inc.(a)	1,264	552,229

		552,229
Consumer Discretionary (9.6%):
Aptiv PLC(a)	2,309	380,870
AutoZone, Inc.(a)	345	723,255
Bath & Body Works, Inc.	4,554	317,824
Booking Holdings, Inc.(a)	162	388,675
Burlington Stores, Inc.(a)	1,321	385,085
CarMax, Inc.(a)	2,708	352,663
Chewy, Inc., Class A(a)	4,141	244,195
Chipotle Mexican Grill, Inc.(a)	252	440,559
Deckers Outdoor Corp.(a)	992	363,379
Dick’s Sporting Goods, Inc.	2,556	293,914
Dollar General Corp.	2,898	683,435
Dollar Tree, Inc.(a)	3,844	540,159
Domino’s Pizza, Inc.	1,011	570,538
DR Horton, Inc.	4,540	492,363
Five Below, Inc.(a)	1,824	377,367
Floor & Decor Holdings, Inc., Class A(a)	2,837	368,838
Garmin Ltd.	4,013	546,450
Genuine Parts Co.	4,488	629,218
Lennar Corp.	3,594	417,479
LKQ Corp.	9,796	588,054
Lowe’s Cos., Inc.	2,388	617,250
Mohawk Industries, Inc.(a)	2,168	394,966

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (9.6%): (continued)
Newell Brands, Inc.	19,472	425,268
NVR, Inc.(a)	103	608,614
O’Reilly Automotive, Inc.(a)	1,048	740,129
Pool Corp.	1,166	659,956
Pultegroup, Inc.	7,732	441,961
RH(a)	455	243,853
Ross Stores, Inc.	4,024	459,863
Service Corp. International	8,667	615,270
Tapestry, Inc.	8,948	363,289
Tesla, Inc.(a)	316	333,942
Tractor Supply Co.	2,510	598,886
Vail Resorts, Inc.	1,251	410,203
Wayfair, Inc., Class A(a)	966	183,511

		16,201,281
Consumer Staples (4.2%):
Bunge, Ltd.	5,341	498,636
Campbell Soup Co.	13,118	570,108
Conagra Brands, Inc.	19,125	653,119
Costco Wholesale Corp.	1,668	946,924
Darling Ingredients, Inc.(a)	4,038	279,793
Hormel Foods Corp.	14,495	707,501
McCormick & Co., Inc.	10,120	977,693
Monster Beverage Corp.(a)	7,019	674,105
Sysco Corp.	6,141	482,375
The JM Smucker Co.	4,918	667,963
Tyson Foods, Inc., Class A	7,602	662,590

		7,120,807
Energy (2.1%):
ConocoPhillips	4,657	336,142
Continental Resources, Inc.	4,129	184,814
Devon Energy Corp.	6,084	268,000

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (2.1%): (continued)
EOG Resources, Inc.	3,037	269,777
Halliburton Co.	11,942	273,114
Kinder Morgan, Inc.	29,053	460,781
ONEOK, Inc.	6,552	384,995
Pioneer Natural Resources Co.	1,693	307,923
Schlumberger N.V.	9,521	285,154
Texas Pacific Land Corp.	215	268,507
The Williams Cos., Inc.	19,963	519,836

		3,559,043
Financials (10.5%):
Aflac, Inc.	12,085	705,643
American Financial Group, Inc.	2,646	363,349
Apollo Global Management, Inc.	6,737	487,961
Arch Capital Group Ltd.(a)	14,513	645,103
Ares Management Corp., Class A	6,071	493,390
Arthur J Gallagher & Co.	4,438	752,995
BlackRock, Inc.	650	595,114
Brown & Brown, Inc.	11,168	784,887
Cboe Global Markets, Inc.	3,644	475,178
Cincinnati Financial Corp.	4,352	495,823
CNA Financial Corp.	13,086	576,831
East West Bancorp, Inc.	4,747	373,494
Everest Re Group, Ltd.	2,047	560,714
FactSet Research Systems, Inc.	1,443	701,312
First Republic Bank	2,386	492,733
Franklin Resources, Inc.	12,146	406,770
Interactive Brokers Group, Inc.	6,475	514,244
Intercontinental Exchange, Inc.	6,055	828,142
Invesco Ltd.	13,605	313,187
LPL Financial Holdings, Inc.	2,501	400,385
Markel Corp.(a)	466	575,044

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.5%): (continued)
MarketAxess Holdings, Inc.	984	404,690
Morningstar, Inc.	1,905	651,491
MSCI, Inc.	846	518,336
Nasdaq, Inc.	3,556	746,796
Principal Financial Group, Inc.	6,533	472,532
Signature Bank	1,055	341,261
SVB Financial Group(a)	496	336,407
The Carlyle Group, Inc.	9,611	527,644
The Charles Schwab Corp.	5,522	464,400
Tradeweb Markets, Inc., Class A	6,684	669,336
UWM Holdings Corp.	37,335	221,023
WR Berkley Corp.	8,383	690,675

		17,586,890
Health Care (14.9%):
ABIOMED, Inc.(a)	1,161	416,996
Agilent Technologies, Inc.	4,234	675,958
Align Technology, Inc.(a)	515	338,448
Amgen, Inc.	3,008	676,710
Avantor, Inc.(a)	11,486	484,020
Baxter International, Inc.	8,971	770,071
BioMarin Pharmaceutical, Inc.(a)	6,298	556,428
Bio-Rad Laboratories, Inc., Class A(a)	722	545,522
Bruker Corp.	6,493	544,828
Cardinal Health, Inc.	9,341	480,968
Catalent, Inc.(a)	3,389	433,894
Centene Corp.(a)	7,182	591,797
Cerner Corp.	11,350	1,054,075
Charles River Laboratories International, Inc.(a)	1,207	454,773
Danaher Corp.	1,804	593,534
DaVita, Inc.(a)	4,456	506,915
DENTSPLY SIRONA, Inc.	7,914	441,522

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (14.9%): (continued)
Dexcom, Inc.(a)	692	371,569
Edwards Lifesciences Corp.(a)	5,509	713,691
HCA Healthcare, Inc.	1,867	479,670
Henry Schein, Inc.(a)	6,064	470,142
Horizon Therapeutics PLC(a)	2,818	303,668
Humana, Inc.	1,506	698,573
IDEXX Laboratories, Inc.(a)	765	503,722
Illumina, Inc.(a)	860	327,178
Incyte Corp.(a)	6,867	504,038
Intuitive Surgical, Inc.(a)	1,426	512,362
IQVIA Holdings, Inc.(a)	2,558	721,714
Leidos Holdings, Inc.	4,821	428,587
Masimo Corp.(a)	1,772	518,806
Mettler-Toledo International, Inc.(a)	402	682,278
Moderna, Inc.(a)	556	141,213
Molina Healthcare, Inc.(a)	1,642	522,287
PerkinElmer, Inc.	2,663	535,423
Regeneron Pharmaceuticals, Inc.(a)	972	613,837
Repligen Corp.(a)	1,181	312,776
ResMed, Inc.	1,919	499,861
Seagen, Inc.(a)	2,125	328,525
STERIS PLC	2,825	687,633
Stryker Corp.	2,510	671,224
Teleflex, Inc.	1,351	443,777
Veeva Systems, Inc., Class A(a)	1,351	345,153
Vertex Pharamaceuticals, Inc.(a)	2,845	624,762
Waters Corp.(a)	1,589	592,061
West Pharmaceutical Services, Inc.	1,416	664,118
Zimmer Biomet Holdings, Inc.	3,869	491,518
Zoetis, Inc.	3,156	770,159

		25,046,784

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.3%):
A O Smith Corp.	7,670	658,470
AGCO Corp.	2,779	322,420
Allegion PLC	4,301	569,624
AMERCO, Inc.	702	509,813
AMETEK, Inc.	5,458	802,544
Builders FirstSource, Inc.(a)	6,052	518,717
Carlisle Companies, Inc.	2,904	720,540
Carrier Global Corp.	9,213	499,713
Caterpillar, Inc.	2,572	531,735
CH Robinson Worldwide, Inc.	6,236	671,181
Cintas Corp.	1,351	598,723
Copart, Inc.(a)	3,729	565,391
Costar Group, Inc.(a)	5,443	430,160
CSX Corp.	18,020	677,552
Deere & Co.	1,279	438,556
Dover Corp.	4,051	735,662
Eaton Corp. PLC	4,074	704,069
Emerson Electric Co.	6,337	589,151
Equifax, Inc.	1,766	517,067
Expeditors International of Washington, Inc.	5,744	771,362
Fastenal Co.	12,139	777,624
Fortive Corp.	8,514	649,533
Fortune Brands Home & Security, Inc.	5,127	548,076
Generac Holdings, Inc.(a)	702	247,048
General Dynamics Corp.	3,605	751,534
Graco, Inc.	9,253	745,977
HEICO Corp.	3,639	524,817
Honeywell International, Inc.	3,050	635,956
Howmet Aerospace, Inc.	12,371	393,769
Hubbell, Inc.	3,155	657,092
IDEX Corp.	3,205	757,406

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.3%): (continued)
Illinois Tool Works, Inc.	3,595	887,246
Ingersoll Rand, Inc.	8,873	548,973
J.B. Hunt Transport Services, Inc.	3,075	628,530
Jacobs Engineering Group, Inc.	3,884	540,769
Johnson Controls International PLC	8,819	717,073
Lennox International, Inc.	1,772	574,766
Masco Corp.	10,578	742,787
Nordson Corp.	2,570	656,044
Norfolk Southern Corp.	2,227	663,000
Old Dominion Freight Line, Inc.	1,880	673,754
Otis Worldwide Corp.	7,518	654,592
PACCAR, Inc.	6,023	531,590
Parker Hannifin Corp.	1,745	555,119
Quanta Services, Inc.	3,675	421,376
Republic Services, Inc.	6,426	896,106
Robert Half International, Inc.	4,923	549,013
Rockwell Automation, Inc.	1,969	686,886
Rollins, Inc.	14,764	505,076
Roper Technologies, Inc.	1,561	767,793
Snap-on, Inc.	2,387	514,112
Toro Co.	6,418	641,222
Trane Technologies PLC	3,117	629,728
TransDigm Group, Inc.(a)	721	458,758
TransUnion	4,767	565,271
Trex Co., Inc.(a)	3,616	488,268
Union Pacific Corp.	2,863	721,276
United Rentals, Inc.(a)	1,040	345,582
Verisk Analytics, Inc.	2,659	608,193
Waste Management, Inc.	5,530	922,957
Watsco, Inc.	1,948	609,490
Westinghouse Air Brake Technologies Corp.	5,359	493,617

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.3%): (continued)
WW Grainger, Inc.	1,427	739,528
Xylem, Inc.	5,180	621,186

		39,080,963
Information Technology (15.7%):
Advanced Micro Devices, Inc.(a)	3,159	454,580
Akamai Technologies, Inc.(a)	4,737	554,419
Amphenol Corp., Class A	8,231	719,883
Analog Devices, Inc.	2,710	476,337
ANSYS, Inc.(a)	1,165	467,305
Arista Networks, Inc.(a)	5,744	825,700
Black Knight, Inc.(a)	7,916	656,157
Broadcom, Inc.	916	609,516
Broadridge Financial Solutions, Inc.	4,038	738,227
Cadence Design Systems, Inc.(a)	2,695	502,213
CDW Corp.	3,168	648,743
Citrix Systems, Inc.	4,275	404,372
Cognex Corp.	5,358	416,638
Cognizant Technology Solutions Corp., Class A	7,342	651,382
Dynatrace, Inc.(a)	4,164	251,297
Entegris, Inc.	2,644	366,406
EPAM Systems, Inc.(a)	797	532,755
F5, Inc.(a)	2,451	599,784
Fair Isaac Corp.(a)	1,044	452,751
Fidelity National Information Services, Inc.	4,332	472,838
Fiserv, Inc.(a)	5,442	564,825
FleetCor Technologies, Inc.(a)	1,989	445,218
Fortinet, Inc.(a)	1,375	494,175
Gartner, Inc.(a)	1,352	452,001
Jack Henry & Associates, Inc.	3,622	604,838
Keysight Technologies, Inc.(a)	3,600	743,436
KLA Corp.	920	395,701

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (15.7%): (continued)
Lam Research Corp.	519	373,239
Microchip Technology, Inc.	4,569	397,777
Monolithic Power Systems, Inc.	674	332,504
NetApp, Inc.	4,403	405,032
NVIDIA Corp.	1,543	453,812
NXP Semiconductors NV	1,690	384,948
ON Semiconductor Corp.(a)	6,447	437,880
Paychex, Inc.	5,844	797,706
Paycom Software, Inc.(a)	672	279,008
Paylocity Holding Corp.(a)	1,212	286,226
Pegasystems, Inc.	3,254	363,862
PTC, Inc.(a)	2,700	327,105
Qorvo, Inc.(a)	2,087	326,386
Seagate Technology Holdings PLC	3,931	444,124
ServiceNow, Inc.(a)	625	405,694
Skyworks Solutions, Inc.	2,081	322,846
SS&C Technologies Holdings, Inc.	8,704	713,554
Synopsys, Inc.(a)	1,443	531,746
TE Connectivity Ltd.	3,711	598,733
Teradyne, Inc.	2,647	432,864
The Trade Desk, Inc., Class A(a)	2,813	257,783
Trimble, Inc.(a)	5,518	481,114
Tyler Technologies, Inc.(a)	937	504,059
Ubiquiti, Inc.	910	279,097
VeriSign, Inc.(a)	3,208	814,255
Western Digital Corp.(a)	5,261	343,070
Zebra Technologies Corp.(a)	965	574,368

		26,370,289
Materials (7.8%):
Albemarle Corp.	1,351	315,823
Avery Dennison Corp.	2,676	579,541

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.8%): (continued)
Ball Corp.	6,362	612,470
Celanese Corp.	3,178	534,095
Cleveland-Cliffs, Inc.(a)	9,038	196,757
Corteva, Inc.	11,450	541,356
Crown Holdings, Inc.	4,928	545,135
Eastman Chemical Co.	4,471	540,589
Ecolab, Inc.	3,081	722,772
Enphase Energy, Inc.(a)	1,278	233,797
FMC Corp.	5,492	603,516
Freeport-McMoRan, Inc.	7,061	294,655
International Flavors & Fragrances, Inc.	3,164	476,657
International Paper Co.	10,206	479,478
LyondellBasell Industries NV, Class A	4,248	391,793
Martin Marietta Materials, Inc.	1,388	611,442
Newmont Corp.	8,993	557,746
Nucor Corp.	3,167	361,513
Packaging Corp. of America	4,658	634,187
PPG Industries, Inc.	3,575	616,473
RPM International, Inc.	8,312	839,512
Steel Dynamics, Inc.	5,408	335,674
The Mosaic Co.	7,492	294,361
The Sherwin-Williams Co.	2,431	856,101
Vulcan Materials Co.	3,023	627,514
Westlake Chemical Corp.	3,930	381,721

		13,184,678
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	5,112	554,703

		554,703
Utilities (10.2%):
Alliant Energy Corp.	12,693	780,239
Ameren Corp.	8,822	785,246

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (10.2%): (continued)
American Electric Power Co., Inc.	9,272	824,930
American Water Works Co., Inc.	3,561	672,530
Atmos Energy Corp.	7,608	797,090
Avangrid, Inc.	13,830	689,840
CenterPoint Energy, Inc.	22,391	624,933
CMS Energy Corp.	12,282	798,944
Consolidated Edison, Inc.	10,717	914,374
Dominion Energy, Inc.	10,189	800,448
DTE Energy Co.	6,570	785,378
Entergy Corp.	6,166	694,600
Essential Utilities, Inc.	13,717	736,466
Evergy, Inc.	11,478	787,506
Eversource Energy	7,446	677,437
FirstEnergy Corp.	17,932	745,792
NextEra Energy, Inc.	7,260	677,794
NRG Energy, Inc.	7,789	335,550
PPL Corp.	25,543	767,822
Public Service Enterprise Group, Inc.	11,660	778,072
The Southern Co.	13,453	922,607
WEC Energy Group, Inc.	7,648	742,391
Xcel Energy, Inc.	10,938	740,503

		17,080,492

Total Common Stocks (Cost $132,077,080)		167,481,902

Total Investments (Cost $132,077,080) — 99.6%(b)		167,481,902

Other assets in excess of liabilities — 0.4%		658,563

NET ASSETS - 100.00%		168,140,465

Percentages indicated are based on net assets as of December 31, 2021.

(a)	Non-income producing security.

(b)	See Federal Tax Information listed in the Notes to Financial Statements.

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core ETF	December 31, 2021

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini March Future (U.S. Dollar)	3/18/22	3	$713,775	$10,450

				$10,450

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan High Dividend Stock ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary (4.2%):
Dick’s Sporting Goods, Inc.	5,632	647,624
Garmin Ltd.	8,871	1,207,964
Genuine Parts Co.	9,894	1,387,139
Newell Brands, Inc.	43,043	940,059
Service Corp. International	19,162	1,360,310

		5,543,096
Consumer Staples (10.4%):
Bunge, Ltd.	11,782	1,099,968
Campbell Soup Co.	28,996	1,260,166
Conagra Brands, Inc.	42,268	1,443,452
Costco Wholesale Corp.	3,687	2,093,110
Hormel Foods Corp.	32,009	1,562,359
McCormick & Co., Inc.	22,354	2,159,620
Sysco Corp.	13,582	1,066,866
The JM Smucker Co.	10,887	1,478,672
Tyson Foods, Inc., Class A	16,790	1,463,417

		13,627,630
Energy (5.2%):
ConocoPhillips	10,266	741,000
Devon Energy Corp.	13,449	592,428
EOG Resources, Inc.	6,714	596,405
Kinder Morgan, Inc.	64,202	1,018,244
ONEOK, Inc.	14,465	849,963
Pioneer Natural Resources Co.	3,773	686,233
Schlumberger N.V.	21,065	630,897
Texas Pacific Land Corp.	456	569,485
The Williams Cos., Inc.	44,109	1,148,598

		6,833,253
Financials (11.1%):
Aflac, Inc.	26,706	1,559,363

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.1%): (continued)
American Financial Group, Inc.	5,834	801,125
Apollo Global Management, Inc.	14,870	1,077,034
Ares Management Corp., Class A	13,419	1,090,562
BlackRock, Inc.	1,460	1,336,718
Cincinnati Financial Corp.	9,613	1,095,209
CNA Financial Corp.	28,905	1,274,132
East West Bancorp, Inc.	10,501	826,219
Everest Re Group, Ltd.	4,492	1,230,449
Franklin Resources, Inc.	26,846	899,072
Invesco Ltd.	30,054	691,843
Principal Financial Group, Inc.	14,435	1,044,083
The Carlyle Group, Inc.	21,224	1,165,198
UWM Holdings Corp.	82,502	488,412

		14,579,419
Health Care (1.9%):
Amgen, Inc.	6,619	1,489,077
Cardinal Health, Inc.	20,627	1,062,084

		2,551,161
Industrials (24.3%):
A O Smith Corp.	16,946	1,454,814
AGCO Corp.	6,142	712,595
Caterpillar, Inc.	5,703	1,179,038
CH Robinson Worldwide, Inc.	13,794	1,484,648
Cintas Corp.	3,002	1,330,396
Eaton Corp. PLC	9,011	1,557,281
Emerson Electric Co.	14,009	1,302,417
Fastenal Co.	26,845	1,719,691
General Dynamics Corp.	7,986	1,664,841
Honeywell International, Inc.	6,740	1,405,357
Hubbell, Inc.	6,963	1,450,184
Illinois Tool Works, Inc.	7,933	1,957,864

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.3%): (continued)
Johnson Controls International PLC	19,515	1,586,765
Norfolk Southern Corp.	4,904	1,459,970
PACCAR, Inc.	13,305	1,174,299
Robert Half International, Inc.	10,854	1,210,438
Rockwell Automation, Inc.	4,330	1,510,521
Snap-on, Inc.	5,260	1,132,899
Union Pacific Corp.	6,331	1,594,969
Waste Management, Inc.	12,192	2,034,845
Watsco, Inc.	4,338	1,357,273
WW Grainger, Inc.	3,182	1,649,040

		31,930,145
Information Technology (7.5%):
Analog Devices, Inc.	5,981	1,051,280
Broadcom, Inc.	2,042	1,358,767
Broadridge Financial Solutions, Inc.	8,909	1,628,744
Cognex Corp.	11,858	922,078
NetApp, Inc.	9,703	892,579
Paychex, Inc.	12,912	1,762,488
Seagate Technology Holdings PLC	8,683	981,005
TE Connectivity Ltd.	8,216	1,325,570

		9,922,511
Materials (10.7%):
Celanese Corp.	7,038	1,182,806
Eastman Chemical Co.	9,910	1,198,218
FMC Corp.	12,130	1,332,966
International Flavors & Fragrances, Inc.	7,015	1,056,810
International Paper Co.	22,547	1,059,258
LyondellBasell Industries NV, Class A	9,392	866,224
Newmont Corp.	19,863	1,231,903
Nucor Corp.	6,987	797,566
Packaging Corp. of America	10,311	1,403,843

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (10.7%): (continued)
PPG Industries, Inc.	7,889	1,360,379
RPM International, Inc.	18,383	1,856,683
Steel Dynamics, Inc.	11,954	741,985

		14,088,641
Utilities (24.1%):
Alliant Energy Corp.	28,057	1,724,664
Ameren Corp.	19,520	1,737,475
American Electric Power Co., Inc.	20,462	1,820,504
Atmos Energy Corp.	16,801	1,760,241
Avangrid, Inc.	30,570	1,524,832
CMS Energy Corp.	27,135	1,765,132
Consolidated Edison, Inc.	23,680	2,020,378
Dominion Energy, Inc.	22,513	1,768,621
DTE Energy Co.	14,543	1,738,470
Entergy Corp.	13,633	1,535,757
Evergy, Inc.	25,369	1,740,567
Eversource Energy	16,428	1,494,619
FirstEnergy Corp.	39,628	1,648,129
NRG Energy, Inc.	17,224	742,010
PPL Corp.	56,418	1,695,925
Public Service Enterprise Group, Inc.	25,768	1,719,499
The Southern Co.	29,744	2,039,844
WEC Energy Group, Inc.	16,901	1,640,580
Xcel Energy, Inc.	24,172	1,636,444

		31,753,691

Total Common Stocks (Cost $111,737,457)		130,829,547

Total Investments (Cost $111,737,457) — 99.4%(a)		130,829,547

Other assets in excess of liabilities — 0.6%		752,845

NET ASSETS - 100.00%		131,582,392

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock ETF	December 31, 2021

Percentages indicated are based on net assets as of December 31, 2021.

(a)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini March Future (U.S. Dollar)	3/18/22	3	$713,775	$7,675

				$7,675

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)
Australia (4.9%):
Communication Services (0.5%):
Rea Group Ltd.	1,496	182,424
Telstra Corp. Ltd.	88,898	270,297
		452,721
Consumer Staples (0.9%):
Coles Group, Ltd.	18,250	238,154
Wesfarmers Ltd.	6,444	277,961
Woolworths Group Ltd.	8,790	243,030
		759,145
Energy (0.2%):
Woodside Petroleum Ltd.	8,818	140,664
		140,664
Financials (1.4%):
ASX Ltd.	4,567	308,617
Commonwealth Bank of Australia	3,021	221,945
National Australia Bank Ltd.	12,455	261,284
Suncorp Group Ltd.	21,840	175,863
Westpac Banking Corp.	12,839	199,389
		1,167,098
Health Care (0.6%):
CSL Ltd.	1,006	212,738
Sonic Healthcare Ltd.	7,708	261,445
		474,183
Industrials (0.3%):
Brambles Ltd.	33,766	261,087
		261,087
Materials (1.0%):
BHP Group Ltd.	5,517	166,542
BHP Group PLC	5,898	175,560
Fortescue Metals Group Ltd.	10,692	149,403

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Australia (4.9%): (continued)
Materials (1.0%): (continued)
Newcrest Mining Ltd.	9,851	175,414
Rio Tinto Ltd.	2,045	148,917
		815,836
		4,070,734
Austria (0.7%):
Energy (0.2%):
OMV AG	2,920	166,039
		166,039
Financials (0.3%):
Erste Group Bank AG	4,573	215,263
		215,263
Utilities (0.2%):
Verbund AG	1,435	161,563
		161,563
		542,865
Belgium (1.3%):
Financials (0.9%):
Groupe Bruxelles Lambert SA	2,797	312,550
KBC Group N.V.	2,024	173,868
Sofina SA	553	271,958
		758,376
Materials (0.4%):
Solvay SA, Class A	2,011	233,968
Umicore	2,985	121,482
		355,450
		1,113,826
Bermuda (0.2%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	3,100	170,531
		170,531

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (9.4%):
Consumer Discretionary (0.4%):
Dollarama, Inc.	6,212	310,944
		310,944
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc.	6,382	267,430
Loblaw Cos. Ltd.	4,320	353,989
Metro, Inc.	7,206	383,545
		1,004,964
Energy (1.0%):
Canadian Natural Resources, Ltd.	3,676	155,346
Enbridge, Inc.	7,038	274,943
Suncor Energy, Inc.	6,014	150,493
TC Energy Corp.	5,485	255,125
		835,907
Financials (1.9%):
Fairfax Financial Holdings, Ltd.	519	255,331
Great-West Lifeco, Inc.	11,702	351,208
Intact Financial Corp.	2,475	321,742
National Bank of Canada	3,780	288,222
Power Corp. of Canada	9,507	314,194
		1,530,697
Industrials (0.8%):
Canadian National Railway Co.	1,796	220,638
Canadian Pacific Railway Ltd.	2,846	204,719
WSP Global, Inc.	1,503	218,213
		643,570
Information Technology (1.1%):
CGI, Inc. (a)	3,108	274,850
Constellation Software, Inc.	136	252,359
Open Text Corp.	5,701	270,626
Shopify, Inc., Class A (a)	82	112,918
		910,753

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (9.4%): (continued)
Materials (1.3%):
Aginco Eagle Mines, Ltd.	3,009	159,847
Barrick Gold Corp.	9,175	174,462
First Quantum Minerals, Ltd.	4,291	102,695
Franco-Nevada Corp.	1,467	202,907
Nutrien, Ltd.	2,658	199,813
Teck Resources Ltd., Class B	3,714	106,974
Wheaton Precious Metals Corp.	3,943	169,217
		1,115,915
Utilities (1.7%):
Emera, Inc.	9,866	493,144
Fortis, Inc.	10,200	492,177
Hydro One, Ltd.	16,864	438,800
		1,424,121
		7,776,871
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC	7,104	128,682
		128,682
Denmark (2.8%):
Consumer Discretionary (0.2%):
Pandora A/S	1,122	140,078
		140,078
Financials (0.5%):
Danske Bank A/S	11,272	194,937
Tryg A/S	10,853	268,367
		463,304
Health Care (0.7%):
Coloplast A/S	1,375	242,317
Demant A/S (a)	3,059	156,950
Genmab A/S (a)	429	172,751
		572,018

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (2.8%): (continued)
Industrials (0.6%):
AP Moller - Maersk A/S, Class B	51	183,113
DSV Panalpina A S	874	204,409
Vestas Wind Systems A/S	3,173	97,165
		484,687
Materials (0.6%):
Christian Hansen Holding A/S	2,693	212,514
Novozymes A/S, Class B Shares	3,428	281,958
		494,472
Utilities (0.2%):
Orsted A/S	1,064	136,063
		136,063
		2,290,622
Finland (2.2%):
Consumer Staples (0.3%):
Kesko Oyj, Class B	6,669	222,748
		222,748
Energy (0.2%):
Neste Oyj	2,912	143,739
		143,739
Financials (0.6%):
Nordea Bank Abp	19,453	237,967
Sampo Oyj, Class A Shares	5,619	281,836
		519,803
Industrials (0.3%):
Kone OYJ	3,554	255,051
		255,051
Materials (0.5%):
Stora ENSO OYJ, Class R Shares	11,192	205,638
UPM-Kymmene OYJ	6,497	247,475
		453,113

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Finland (2.2%): (continued)
Utilities (0.3%):
Fortum OYJ	8,205	252,101
		252,101
		1,846,555
France (7.5%):
Consumer Discretionary (1.0%):
Compagnie Generale DES Etablissements Michelin	1,569	257,473
EssilorLxottica SA	1,334	284,346
Hermes International SA	162	283,269
		825,088
Consumer Staples (0.3%):
Carrefour SA	10,974	201,196
		201,196
Financials (1.0%):
Amundi SA	2,698	222,829
CNP Assurances SA	10,730	265,676
Credit Agricole SA	12,913	184,486
Societe Generale SA	4,764	163,811
		836,802
Health Care (0.5%):
bioMerieux	1,700	241,715
Sartorius Stedim Biotech	326	179,027
		420,742
Industrials (3.0%):
Bollore	38,327	214,666
Bouygues SA	6,119	219,354
Bureau Veritas SA	11,480	381,347
Edenred	4,287	197,994
Legrand SA	2,772	324,714
Safran SA	1,241	152,096
Schneider Electric SA	1,451	284,871

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
France (7.5%): (continued)
Industrials (3.0%): (continued)
Teleperformance	643	286,939
Thales SA	2,567	218,585
Vinci SA	2,085	220,527
		2,501,093
Information Technology (0.5%):
Dassault Systemes SE	4,662	277,619
Worldline SA (a)	2,365	131,950
		409,569
Materials (0.4%):
Air Liquide SA	2,033	354,837
		354,837
Utilities (0.8%):
Electricite de France SA	9,843	115,750
Engie SA	19,107	283,072
Veolia Environnement	7,105	260,928
		659,750
		6,209,077
Germany (6.4%):
Consumer Discretionary (0.7%):
Continental AG (a)	1,549	164,188
HelloFresh SE (a)	1,162	89,343
Puma SE	1,696	207,552
Zalando SE (a)	1,750	141,724
		602,807
Consumer Staples (0.3%):
Beiersdorf AG	2,576	265,040
		265,040
Financials (1.0%):
Deutsche Boerse AG	1,531	256,378
Hannover Rueck SE	1,407	267,728
Muenchener Rueckversicherungs-Gesellschaft AG	851	252,365
		776,471

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (6.4%): (continued)
Health Care (0.5%):
Carl Zeiss Meditec AG	929	195,492
Fresenius Medical Care AG	3,116	202,689
		398,181
Industrials (1.4%):
Brenntag AG	2,582	233,912
Deutsche Post AG	3,759	241,947
Kion Group AG	1,941	213,185
Knorr-Bremse AG	1,758	173,913
MTU Aero Engines AG	707	144,389
Rational AG	148	151,702
		1,159,048
Information Technology (0.2%):
Infineon Technologies AG	3,755	174,236
		174,236
Materials (1.2%):
BASF SE	3,434	241,513
Evonik Industries AG	8,382	271,661
HeidelbergCement AG	2,750	186,333
Symrise AG	2,136	316,839
		1,016,346
Real Estate (0.4%):
Vonovia Se	6,102	336,904
		336,904
Utilities (0.7%):
E.ON SE	24,747	343,471
RWE AG	6,127	249,145
		592,616
		5,321,649

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Hong Kong (4.1%):
Consumer Discretionary (0.2%):
Techtronic Industries Co.	5,903	117,495
Xinyi Glass Holdings, Ltd.	33,833	84,612
		202,107
Consumer Staples (0.2%):
WH Group Ltd.	199,819	125,315
		125,315
Financials (0.5%):
AIA Group Ltd.	13,602	137,114
Hang Seng Bank, Ltd.	16,529	302,500
		439,614
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	183,202	128,286
		128,286
Industrials (0.4%):
CK Hutchison Holdings Ltd.	32,120	207,204
SITC International Holdings Co., Ltd.	31,446	113,729
		320,933
Real Estate (0.9%):
CK Asset Holdings Ltd.	30,927	194,947
Henderson Land Development Co. Ltd.	47,617	202,748
New World Development Co. Ltd.	44,615	176,519
Sun Hung Kai Properties Ltd.	16,380	198,729
		772,943
Utilities (1.7%):
CK Infrastructure Holdings Ltd.	46,802	298,016
CLP Holdings, Inc.	43,510	439,435
Hong Kong & China Gas Co. Ltd.	206,103	320,892
Power Assets Holdings Ltd.	52,754	328,812
		1,387,155
		3,376,353

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (1.1%):
Consumer Staples (0.3%):
Kerry Group PLC	1,948	251,143
		251,143
Industrials (0.2%):
Kingspan Group PLC	1,645	196,629
		196,629
Materials (0.6%):
CRH PLC	4,527	239,741
Smurfit Kappa Group PLC	4,143	228,461
		468,202
		915,974
Israel (0.6%):
Financials (0.4%):
Bank Leumi	30,688	330,483
		330,483
Information Technology (0.2%):
Nice Ltd. (a)	684	209,576
		209,576
		540,059
Italy (3.6%):
Consumer Discretionary (0.2%):
Moncler SpA	2,819	205,449
		205,449
Energy (0.4%):
Snam SpA	56,477	340,753
		340,753
Financials (1.1%):
Assicurazioni Generali SpA	13,500	286,312
Intesa Sanpaolo SpA	81,031	209,766
Poste Italiane SpA	16,262	213,635
UniCredit SpA	11,377	175,415
		885,128

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (3.6%): (continued)
Health Care (0.7%):
Amplifon SpA	3,328	179,768
DiaSorin SpA	801	152,690
Recordati Industria Chimica e Farmaceutica SpA	4,393	282,555
		615,013
Industrials (0.3%):
Atlantia SpA (a)	10,473	208,106
		208,106
Information Technology (0.2%):
Nexi SpA (a)	9,432	150,215
		150,215
Utilities (0.7%):
Enel SpA	29,339	235,332
Terna SpA	38,181	309,210
		544,542
		2,949,206
Japan (19.1%):
Communication Services (1.3%):
KDDI Corp.	6,900	201,703
Nexon Co. Ltd.	8,200	158,567
Nippon Telegraph & Telephone Corp.	9,200	251,978
Softbank Corp.	23,800	300,992
Z Holdings Corp.	23,300	135,209
		1,048,449
Consumer Discretionary (2.1%):
Bridgestone Corp.	4,500	193,640
Denso Corp.	2,400	198,849
Fast Retailing Co. Ltd.	300	170,359
Nitori Co. Ltd.	1,100	164,747
Pan Pacific International Holdings Corp.	8,000	110,390
Panasonic Corp.	15,200	167,185

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.1%): (continued)
Consumer Discretionary (2.1%): (continued)
Sekisui House, Ltd.	10,500	225,411
Shimano ORD	700	186,610
Suzuki Motor Co.	3,800	146,337
Toyota Industries Corp.	2,300	183,784
		1,747,312
Consumer Staples (1.0%):
Ajinomoto Co., Inc.	7,100	215,883
KAO Corp.	4,100	214,572
Seven & i Holdings Co., Ltd.	4,400	193,430
Unicharm Corp.	4,700	204,289
		828,174
Energy (0.2%):
ENEOS Holdings, Inc.	54,700	204,655
		204,655
Financials (2.7%):
Dai-ichi Life Holdings, Inc.	7,800	157,716
Japan Exchange Group, Inc.	6,400	140,120
Japan Post Bank Co. Ltd.	26,700	244,922
Japan Post Holdings Co. Ltd.	26,400	205,856
MS&AD Insurance Group Holdings, Inc.	7,300	225,265
Nomura Holdings, Inc.	34,000	148,316
ORIX Corp.	11,100	226,565
Sompo Holdings, Inc.	5,300	223,917
Sumitomo Mitsui Financial Group, Inc.	6,500	222,846
Sumitomo Mitsui Trust Holdings, Inc.	6,500	217,194
Tokio Marine Holdings, Inc.	4,000	222,311
		2,235,028
Health Care (2.4%):
Astellas Pharma, Inc.	11,500	187,034
Chugai Pharmaceutical Co. Ltd.	5,500	178,615

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.1%): (continued)
Health Care (2.4%): (continued)
Daiichi Sankyo Co. Ltd.	6,200	157,682
Eisai Co. Ltd.	1,600	90,858
Hoya Corp.	1,200	178,523
Kyowa Kirin Co. Ltd.	5,500	149,922
M3, Inc.	2,100	105,776
Olympus Corp.	7,400	170,475
Ono Pharmaceutical Co. Ltd.	9,400	233,427
Shionogi & Co. Ltd.	2,900	204,873
Sysmex Corp.	1,200	162,247
Terumo Corp.	4,200	177,480
		1,996,912
Industrials (3.5%):
Daikin Industries Ltd.	700	158,795
Fanuc Corp.	800	169,585
ITOCHU Corp.	8,000	244,709
Komatsu Ltd.	7,500	175,648
Kubota Corp.	8,500	188,721
Makita Corp.	3,500	148,600
Marubeni Corp.	19,700	191,759
Mitsubishi Corp.	7,300	231,802
Mitsubishi Electric Corp.	15,200	192,759
Nidec Corp.	1,500	176,333
Nippon Yusen KK	1,400	106,634
Secom Co. Ltd.	3,500	243,031
SG Holdings Co. Ltd.	6,800	159,224
SMC Corp.	300	202,391
Toshiba Corp.	2,900	119,268
Toyota Tsusho Corp.	3,700	170,507
		2,879,766

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.1%): (continued)
Information Technology (4.2%):
Advantest Corp.	1,600	151,639
Canon, Inc.	7,200	175,352
Fujifilm Holdings Corp.	2,700	200,158
Fujitsu, Ltd.	1,000	171,550
Hitachi, Ltd.	2,900	157,091
Keyence Corp.	300	188,540
Kyocera Corp.	3,500	218,716
Lasertec Corp.	500	153,421
Murata Manufacturing Co. Ltd.	2,200	175,162
NEC Corp.	2,800	129,276
Nomura Research Institute Ltd.	4,700	201,674
NTT Data Corp.	9,900	212,272
OBIC Co. Ltd.	900	169,029
Omron Corp.	2,000	199,287
Renesas Electronics Corp. (a)	10,900	134,864
Shimadzu Corp.	4,400	185,740
TDK Corp.	5,500	214,721
Tokyo Electron Ltd.	400	230,519
Yaskawa Electric Corp.	3,400	166,733
		3,435,744
Materials (0.9%):
Asahi Kasei Corp.	18,200	171,065
Mitsubishi Chemical Holdings Corp.	21,500	159,273
Nippon Paint Holdings Co. Ltd.	11,100	121,028
Nippon Steel Corp.	6,800	111,067
Shin-Etsu Chemical Co. Ltd.	1,100	190,522
		752,955
Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	6,200	178,329
Mitsubishi Estate Co. Ltd.	15,200	210,733

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (19.1%): (continued)
Real Estate (0.8%): (continued)
Mitsui Fudosan Co. Ltd.	8,200	162,453
Sumitomo Realty & Development Co., Ltd.	4,700	138,249
		689,764
		15,818,759
Korea, Republic Of (4.6%):
Communication Services (0.5%):
Kakao Corp.	1,276	120,772
Naver Corp.	441	140,433
SK Telecom Co. Ltd.	3,560	173,418
		434,623
Consumer Discretionary (0.7%):
Hyundai Mobis	693	148,384
Hyundai Motor Co.	938	164,935
Kia Corp.	1,642	113,556
LG Electronics, Inc.	1,071	124,346
		551,221
Consumer Staples (0.3%):
Amorepacific Corp.	984	138,253
LG Household & Health Care Ltd.	161	148,593
		286,846
Financials (0.6%):
KB Financial Group, Inc.	3,537	163,667
Samsung Life Insurance Co., Ltd.	3,072	165,670
Shinhan Financial Group Co. Ltd.	5,886	182,235
		511,572
Health Care (0.5%):
Celltrion Healthcare Co., Ltd.	1,587	107,090
Celltrion, Inc.	635	105,857
Samsung Biologics Co., Ltd. (a)	221	167,897
		380,844

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Korea, Republic Of (4.6%): (continued)
Industrials (0.6%):
HMM Co., Ltd. (a)	3,473	78,600
LG Corp.	1,680	114,346
Samsung C&T Corp.	1,532	153,380
SK, Inc.	619	130,716
		477,042
Information Technology (0.9%):
Samsung Electro-Mechanics Co., Ltd.	1,092	181,449
Samsung Electronics Co. Ltd.	3,629	239,063
Samsung SDI Co. Ltd.	249	137,216
SK Hynix, Inc.	1,651	181,963
		739,691
Materials (0.3%):
LG Chem Ltd.	195	100,896
POSCO	509	117,551
		218,447
Utilities (0.2%):
Korea Electric Power Corp.	9,690	180,169
		180,169
		3,780,455
Luxembourg (0.8%):
Energy (0.2%):
Tenaris SA	12,297	128,929
		128,929
Health Care (0.2%):
Eurofins Scientific SE	1,608	199,163
		199,163
Materials (0.2%):
ArcelorMittal SA	4,242	135,914
		135,914

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Luxembourg (0.8%): (continued)
Real Estate (0.2%):
Aroundtown SA	29,435	178,266
		178,266
		642,272
Netherlands (3.0%):
Consumer Discretionary (0.1%):
Prosus N.V.	1,602	134,097
		134,097
Financials (1.0%):
ABN AMRO Group N.V.	11,452	168,385
Euronext N.V.	2,018	209,627
ING Groep NV	11,969	166,803
NN Group NV	4,712	255,385
		800,200
Industrials (0.7%):
Randstad N.V.	3,175	217,009
Wolters Kluwer N.V.	2,941	346,855
		563,864
Information Technology (0.5%):
Adyen N.V. (a)	49	128,938
ASM International NV	358	158,413
ASML Holding N.V.	210	168,946
		456,297
Materials (0.7%):
AKZO Nobel N.V	2,417	265,520
Koninklijke DSM N.V.	1,376	310,153
		575,673
		2,530,131

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp., Ltd.	7,492	168,052
		168,052
Norway (1.4%):
Communication Services (0.3%):
Telenor ASA	16,385	257,979
		257,979
Consumer Staples (0.2%):
Mowi ASA	7,558	179,186
		179,186
Financials (0.5%):
DNB Bank ASA	8,256	189,450
Gjensidige Forsikring ASA	9,992	242,907
		432,357
Materials (0.4%):
Norsk Hydro ASA	16,895	133,427
Yara International ASA	3,988	201,599
		335,026
		1,204,548
Portugal (0.6%):
Consumer Staples (0.3%):
Jeronimo Martins & Filho SA	11,258	257,603
		257,603
Utilities (0.3%):
EDP - Energias de Portugal SA	37,231	204,797
		204,797
		462,400
Russian Federation (0.2%):
Materials (0.2%):
Evraz PLC	17,572	143,062
		143,062

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (1.8%):
Communication Services (0.3%):
Singapore Telecommunications, Ltd.	154,500	266,043
		266,043
Consumer Staples (0.3%):
Wilmar International Ltd.	78,800	242,138
		242,138
Financials (1.2%):
DBS Group Holdings Ltd.	12,800	310,286
Oversea-Chinese Banking Corp. Ltd.	34,800	294,455
United Overseas Bank	17,900	357,389
		962,130
		1,470,311
Spain (1.4%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,547	180,158
		180,158
Energy (0.2%):
Repsol SA	12,572	149,359
		149,359
Financials (0.2%):
Caixabank SA	53,513	147,058
		147,058
Health Care (0.2%):
Grifols SA	7,672	147,382
		147,382
Utilities (0.6%):
Endesa SA	9,981	229,519
Iberdrola SA	22,892	271,286
		500,805
		1,124,762

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (5.9%):
Consumer Staples (0.4%):
Essity Aktiebolag, Class B	9,403	307,500
		307,500
Financials (1.9%):
EQT AB	2,816	153,691
Industrivarden AB, Class C	7,184	225,946
Investor AB, Class B	11,100	279,866
L E Lundbergforetagen AB, Class B	4,314	242,612
Skandinavisk Enskilda Banken AB	15,717	218,973
Svenska Handelsbanken AB	21,202	229,694
Swedbank AB, Class A Shares	10,769	217,097
		1,567,879
Industrials (2.5%):
ALFA Laval AB	5,211	210,217
ASSA Abloy AB	7,541	230,579
Atlas Copco AB, Class A Shares	3,251	225,227
Epiroc AB, Class A	8,772	222,577
Indutrade AB	6,581	201,954
Lifco AB, Class B	6,504	194,911
Nibe Industrier AB, Class B	12,464	188,692
Sandvik AB	7,364	205,928
Skanska AB	8,641	224,037
Volvo AB	7,972	185,025
		2,089,147
Information Technology (0.5%):
Hexagon AB, Class B	13,253	210,760
Sinch AB (a)	5,246	66,845
Telefonaktiebolaget LM Ericsson, Class B	16,327	180,369
		457,974
Materials (0.3%):
Svenska Cellulosa AB SCA, Class B	12,447	221,505
		221,505

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (5.9%): (continued)
Real Estate (0.3%):
Fastighets AB Balder, Class B Shares (a)	3,142	226,719
		226,719
		4,870,724
Switzerland (8.0%):
Communication Services (0.4%):
Swisscom AG	586	331,052
		331,052
Consumer Discretionary (0.6%):
CIE Financiere Richemont SA	1,677	252,130
The Swatch Group AG	752	230,330
		482,460
Consumer Staples (0.8%):
Barry Callebaut AG	134	325,990
Chocoladefabriken Lindt & Spruengli AG	23	318,904
		644,894
Financials (1.2%):
Julius Baer Group Ltd.	3,129	210,157
Partners Group Holding AG	137	227,481
Swiss Life Holding AG	511	313,590
Swiss Re AG	2,888	286,169
		1,037,397
Health Care (0.7%):
Alcon, Inc.	2,643	234,269
Sonova Holding AG	466	183,044
Straumann Holding AG	97	206,268
		623,581
Industrials (2.0%):
ABB Ltd.	7,282	279,001
Geberit AG	388	317,420
Kuehne & Nagel International AG	656	212,017

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (8.0%): (continued)
Industrials (2.0%): (continued)
Schindler Holding AG	942	253,882
SGS SA	121	404,750
VAT Group AG	416	207,520
		1,674,590
Information Technology (0.6%):
Logitech International SA, Class R	1,653	139,513
STMicroelectronics N.V.	4,113	203,068
Temenos AG	1,063	147,098
		489,679
Materials (1.7%):
EMS-Chemie Holding AG	285	319,448
Givaudan SA	64	336,687
Glencore PLC	27,975	141,951
Holcim, Ltd.	4,963	253,408
Sika AG	778	324,729

		1,376,223
		6,659,876
United Kingdom (7.1%):
Communication Services (0.2%):
BT Group PLC	82,519	189,343
		189,343
Consumer Discretionary (0.7%):
JD Sports Fashion PLC (a)	52,940	156,041
Next PLC	1,937	213,641
Persimmon PLC	5,164	199,591
		569,273
Consumer Staples (0.2%):
Associated British Foods PLC	7,638	207,558
		207,558

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (7.1%): (continued)
Financials (1.9%):
3I Group PLC	12,141	238,078
Admiral Group PLC	5,371	229,470
Legal & General Group PLC	45,683	183,924
Lloyds Banking Group PLC	258,179	167,011
London Stock Exchange Group	1,540	144,428
Schroders PLC	4,597	221,473
St James’s Place PLC	10,409	237,148
Standard Chartered PLC	26,873	163,072
		1,584,604
Health Care (0.3%):
Smith & Nephew PLC	12,745	223,102
		223,102
Industrials (2.0%):
Ashtead Group PLC	2,596	208,754
Bunzl PLC	7,551	294,813
Ferguson PLC	1,770	313,911
Intertek Group PLC	3,202	243,964
Rentokil Initial PLC	29,890	236,230
Rolls-Royce Holdings PLC (a)	53,707	89,312
Spirax-Sarco Engineering PLC	1,177	255,652
		1,642,636
Information Technology (0.5%):
AVEVA Group PLC	3,863	177,955
Halma PLC	6,361	275,469
		453,424
Materials (1.0%):
Anglo American PLC	3,097	126,406
Croda International PLC	2,245	307,463
Mondi PLC	8,497	209,973
Rio Tinto PLC	2,196	145,384
		789,226

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan International ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (7.1%): (continued)
Utilities (0.3%):
SSE PLC	10,509	234,519
		234,519
		5,893,685
United States (0.5%):
Industrials (0.5%):
Waste Connections, Inc.	2,882	392,834
		392,834
Total Common Stocks (Cost $72,563,139)		82,414,875

Total Investments (Cost $72,563,139) — 99.5%(b)		82,414,875
Other assets in excess of liabilities — 0.5%		411,861
NET ASSETS - 100.00%		82,826,736

Percentages indicated are based on net assets as of December 31, 2021.

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index March Future (U.S. Dollar)	3/18/22	2	$232,180	$3,672

				$3,672

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.8%)
Communication Services (0.7%):
Cable One, Inc.	109	192,216
News Corp., Class A	7,776	173,483
ZoomInfo Technologies, Inc.(a)	1,650	105,930

		471,629
Communications (0.3%):
Teledyne Technologies, Inc.(a)	525	229,367

		229,367
Consumer Discretionary (9.7%):
Aptiv PLC(a)	950	156,703
AutoZone, Inc.(a)	143	299,784
Bath & Body Works, Inc.	1,879	131,135
Booking Holdings, Inc.(a)	67	160,748
Burlington Stores, Inc.(a)	545	158,873
CarMax, Inc.(a)	1,118	145,597
Chewy, Inc., Class A(a)	1,705	100,544
Chipotle Mexican Grill, Inc.(a)	105	183,566
Deckers Outdoor Corp.(a)	414	151,652
Dick’s Sporting Goods, Inc.	1,054	121,199
Dollar General Corp.	1,195	281,817
Dollar Tree, Inc.(a)	1,587	223,005
Domino’s Pizza, Inc.	420	237,019
DR Horton, Inc.	1,875	203,344
Five Below, Inc.(a)	754	155,995
Floor & Decor Holdings, Inc., Class A(a)	1,167	151,722
Garmin Ltd.	1,656	225,498
Genuine Parts Co.	1,849	259,230
Lennar Corp.	1,483	172,265
LKQ Corp.	4,041	242,581
Lowe’s Cos., Inc.	983	254,086
Mohawk Industries, Inc.(a)	896	163,233

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (9.7%): (continued)
Newell Brands, Inc.	8,045	175,703
NVR, Inc.(a)	42	248,173
O’Reilly Automotive, Inc.(a)	432	305,091
Pool Corp.	479	271,114
Pultegroup, Inc.	3,195	182,626
RH(a)	187	100,221
Ross Stores, Inc.	1,661	189,819
Service Corp. International	3,582	254,286
Tapestry, Inc.	3,698	150,139
Tesla, Inc.(a)	133	140,552
Tractor Supply Co.	1,037	247,428
Vail Resorts, Inc.	521	170,836
Wayfair, Inc., Class A(a)	399	75,798

		6,691,382
Consumer Staples (4.2%):
Bunge, Ltd.	2,204	205,765
Campbell Soup Co.	5,420	235,553
Conagra Brands, Inc.	7,901	269,819
Costco Wholesale Corp.	687	390,010
Darling Ingredients, Inc.(a)	1,673	115,922
Hormel Foods Corp.	5,982	291,981
McCormick & Co., Inc.	4,178	403,637
Monster Beverage Corp.(a)	2,902	278,708
Sysco Corp.	2,539	199,439
The JM Smucker Co.	2,034	276,258
Tyson Foods, Inc., Class A	3,138	273,508

		2,940,600
Energy (2.1%):
ConocoPhillips	1,920	138,586
Continental Resources, Inc.	1,711	76,584
Devon Energy Corp.	2,513	110,698

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (2.1%): (continued)
EOG Resources, Inc.	1,256	111,570
Halliburton Co.	4,932	112,795
Kinder Morgan, Inc.	12,001	190,336
ONEOK, Inc.	2,704	158,887
Pioneer Natural Resources Co.	704	128,043
Schlumberger N.V.	3,937	117,913
Texas Pacific Land Corp.	86	107,403
The Williams Cos., Inc.	8,244	214,674

		1,467,489
Financials (10.5%):
Aflac, Inc.	4,993	291,541
American Financial Group, Inc.	1,090	149,679
Apollo Global Management, Inc.	2,781	201,428
Arch Capital Group Ltd.(a)	5,997	266,567
Ares Management Corp., Class A	2,509	203,906
Arthur J Gallagher & Co.	1,833	311,005
BlackRock, Inc.	272	249,032
Brown & Brown, Inc.	4,610	323,991
Cboe Global Markets, Inc.	1,506	196,382
Cincinnati Financial Corp.	1,797	204,732
CNA Financial Corp.	5,403	238,164
East West Bancorp, Inc.	1,964	154,528
Everest Re Group, Ltd.	842	230,641
FactSet Research Systems, Inc.	592	287,718
First Republic Bank	990	204,445
Franklin Resources, Inc.	5,019	168,086
Interactive Brokers Group, Inc.	2,671	212,131
Intercontinental Exchange, Inc.	2,504	342,472
Invesco Ltd.	5,617	129,303
LPL Financial Holdings, Inc.	1,034	165,533
Markel Corp.(a)	190	234,460

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.5%): (continued)
MarketAxess Holdings, Inc.	405	166,564
Morningstar, Inc.	787	269,146
MSCI, Inc.	351	215,054
Nasdaq, Inc.	1,470	308,715
Principal Financial Group, Inc.	2,698	195,146
Signature Bank	435	140,710
SVB Financial Group(a)	207	140,396
The Carlyle Group, Inc.	3,967	217,788
The Charles Schwab Corp.	2,285	192,169
Tradeweb Markets, Inc., Class A	2,762	276,587
UWM Holdings Corp.	15,422	91,298
WR Berkley Corp.	3,461	285,152

		7,264,469
Health Care (14.9%):
ABIOMED, Inc.(a)	477	171,324
Agilent Technologies, Inc.	1,751	279,547
Align Technology, Inc.(a)	213	139,979
Amgen, Inc.	1,238	278,513
Avantor, Inc.(a)	4,744	199,912
Baxter International, Inc.	3,705	318,037
BioMarin Pharmaceutical, Inc.(a)	2,599	229,622
Bio-Rad Laboratories, Inc., Class A(a)	297	224,404
Bruker Corp.	2,685	225,298
Cardinal Health, Inc.	3,857	198,597
Catalent, Inc.(a)	1,400	179,242
Centene Corp.(a)	2,969	244,646
Cerner Corp.	4,686	435,189
Charles River Laboratories International, Inc.(a)	499	188,013
Danaher Corp.	747	245,770
DaVita, Inc.(a)	1,839	209,205
DENTSPLY SIRONA, Inc.	3,269	182,377

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (14.9%): (continued)
Dexcom, Inc.(a)	287	154,105
Edwards Lifesciences Corp.(a)	2,274	294,597
HCA Healthcare, Inc.	775	199,113
Henry Schein, Inc.(a)	2,507	194,368
Horizon Therapeutics PLC(a)	1,162	125,217
Humana, Inc.	620	287,593
IDEXX Laboratories, Inc.(a)	317	208,732
Illumina, Inc.(a)	356	135,437
Incyte Corp.(a)	2,838	208,309
Intuitive Surgical, Inc.(a)	594	213,424
IQVIA Holdings, Inc.(a)	1,061	299,351
Leidos Holdings, Inc.	1,989	176,822
Masimo Corp.(a)	737	215,779
Mettler-Toledo International, Inc.(a)	161	273,251
Moderna, Inc.(a)	235	59,685
Molina Healthcare, Inc.(a)	679	215,976
PerkinElmer, Inc.	1,103	221,769
Regeneron Pharmaceuticals, Inc.(a)	401	253,239
Repligen Corp.(a)	483	127,918
ResMed, Inc.	793	206,561
Seagen, Inc.(a)	882	136,357
STERIS PLC	1,164	283,329
Stryker Corp.	1,037	277,315
Teleflex, Inc.	554	181,978
Veeva Systems, Inc., Class A(a)	554	141,536
Vertex Pharamaceuticals, Inc.(a)	1,177	258,469
Waters Corp.(a)	655	244,053
West Pharmaceutical Services, Inc.	583	273,433
Zimmer Biomet Holdings, Inc.	1,602	203,518
Zoetis, Inc.	1,302	317,727

		10,338,636

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.3%):
A O Smith Corp.	3,167	271,887
AGCO Corp.	1,149	133,307
Allegion PLC	1,774	234,949
AMERCO, Inc.	290	210,607
AMETEK, Inc.	2,256	331,722
Builders FirstSource, Inc.(a)	2,502	214,446
Carlisle Companies, Inc.	1,197	297,000
Carrier Global Corp.	3,807	206,492
Caterpillar, Inc.	1,065	220,178
CH Robinson Worldwide, Inc.	2,578	277,470
Cintas Corp.	561	248,618
Copart, Inc.(a)	1,541	233,646
Costar Group, Inc.(a)	2,244	177,343
CSX Corp.	7,443	279,857
Deere & Co.	530	181,732
Dover Corp.	1,669	303,090
Eaton Corp. PLC	1,684	291,029
Emerson Electric Co.	2,618	243,395
Equifax, Inc.	727	212,858
Expeditors International of Washington, Inc.	2,373	318,670
Fastenal Co.	5,017	321,389
Fortive Corp.	3,518	268,388
Fortune Brands Home & Security, Inc.	2,119	226,521
Generac Holdings, Inc.(a)	290	102,057
General Dynamics Corp.	1,493	311,246
Graco, Inc.	3,820	307,968
HEICO Corp.	1,505	217,051
Honeywell International, Inc.	1,260	262,723
Howmet Aerospace, Inc.	5,109	162,620
Hubbell, Inc.	1,302	271,168
IDEX Corp.	1,325	313,124

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.3%): (continued)
Illinois Tool Works, Inc.	1,483	366,004
Ingersoll Rand, Inc.	3,666	226,815
J.B. Hunt Transport Services, Inc.	1,268	259,179
Jacobs Engineering Group, Inc.	1,607	223,743
Johnson Controls International PLC	3,648	296,619
Lennox International, Inc.	736	238,729
Masco Corp.	4,365	306,510
Nordson Corp.	1,057	269,820
Norfolk Southern Corp.	915	272,405
Old Dominion Freight Line, Inc.	772	276,669
Otis Worldwide Corp.	3,103	270,178
PACCAR, Inc.	2,487	219,503
Parker Hannifin Corp.	720	229,046
Quanta Services, Inc.	1,517	173,939
Republic Services, Inc.	2,655	370,240
Robert Half International, Inc.	2,029	226,274
Rockwell Automation, Inc.	809	282,220
Rollins, Inc.	6,101	208,715
Roper Technologies, Inc.	645	317,250
Snap-on, Inc.	983	211,719
Toro Co.	2,653	265,061
Trane Technologies PLC	1,288	260,215
TransDigm Group, Inc.(a)	296	188,339
TransUnion	1,971	233,721
Trex Co., Inc.(a)	1,489	201,060
Union Pacific Corp.	1,183	298,033
United Rentals, Inc.(a)	429	142,552
Verisk Analytics, Inc.	1,101	251,832
Waste Management, Inc.	2,280	380,532
Watsco, Inc.	810	253,433
Westinghouse Air Brake Technologies Corp.	2,209	203,471

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (23.3%): (continued)
WW Grainger, Inc.	595	308,353
Xylem, Inc.	2,136	256,149

		16,140,879
Information Technology (15.7%):
Advanced Micro Devices, Inc.(a)	1,303	187,502
Akamai Technologies, Inc.(a)	1,960	229,399
Amphenol Corp., Class A	3,403	297,626
Analog Devices, Inc.	1,118	196,511
ANSYS, Inc.(a)	478	191,735
Arista Networks, Inc.(a)	2,358	338,963
Black Knight, Inc.(a)	3,270	271,050
Broadcom, Inc.	381	253,521
Broadridge Financial Solutions, Inc.	1,666	304,578
Cadence Design Systems, Inc.(a)	1,114	207,594
CDW Corp.	1,306	267,443
Citrix Systems, Inc.	1,765	166,951
Cognex Corp.	2,215	172,238
Cognizant Technology Solutions Corp., Class A	3,038	269,531
Dynatrace, Inc.(a)	1,721	103,862
Entegris, Inc.	1,097	152,022
EPAM Systems, Inc.(a)	328	219,252
F5, Inc.(a)	1,012	247,647
Fair Isaac Corp.(a)	431	186,912
Fidelity National Information Services, Inc.	1,791	195,488
Fiserv, Inc.(a)	2,244	232,905
FleetCor Technologies, Inc.(a)	822	183,997
Fortinet, Inc.(a)	569	204,499
Gartner, Inc.(a)	554	185,213
Jack Henry & Associates, Inc.	1,491	248,982
Keysight Technologies, Inc.(a)	1,492	308,113
KLA Corp.	375	161,291

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (15.7%): (continued)
Lam Research Corp.	214	153,898
Microchip Technology, Inc.	1,890	164,543
Monolithic Power Systems, Inc.	279	137,639
NetApp, Inc.	1,814	166,870
NVIDIA Corp.	639	187,936
NXP Semiconductors NV	703	160,129
ON Semiconductor Corp.(a)	2,662	180,803
Paychex, Inc.	2,412	329,238
Paycom Software, Inc.(a)	279	115,838
Paylocity Holding Corp.(a)	501	118,316
Pegasystems, Inc.	1,349	150,845
PTC, Inc.(a)	1,115	135,082
Qorvo, Inc.(a)	862	134,808
Seagate Technology Holdings PLC	1,623	183,367
ServiceNow, Inc.(a)	257	166,821
Skyworks Solutions, Inc.	860	133,420
SS&C Technologies Holdings, Inc.	3,594	294,636
Synopsys, Inc.(a)	599	220,732
TE Connectivity Ltd.	1,535	247,657
Teradyne, Inc.	1,098	179,556
The Trade Desk, Inc., Class A(a)	1,160	106,302
Trimble, Inc.(a)	2,284	199,142
Tyler Technologies, Inc.(a)	389	209,263
Ubiquiti, Inc.	380	116,546
VeriSign, Inc.(a)	1,326	336,565
Western Digital Corp.(a)	2,171	141,571
Zebra Technologies Corp.(a)	398	236,890

		10,893,238
Materials (7.9%):
Albemarle Corp.	554	129,509
Avery Dennison Corp.	1,107	239,743

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.9%): (continued)
Ball Corp.	2,628	252,997
Celanese Corp.	1,316	221,167
Cleveland-Cliffs, Inc.(a)	3,734	81,289
Corteva, Inc.	4,725	223,398
Crown Holdings, Inc.	2,038	225,444
Eastman Chemical Co.	1,851	223,804
Ecolab, Inc.	1,270	297,929
Enphase Energy, Inc.(a)	529	96,775
FMC Corp.	2,267	249,121
Freeport-McMoRan, Inc.	2,916	121,685
International Flavors & Fragrances, Inc.	1,312	197,653
International Paper Co.	4,214	197,974
LyondellBasell Industries NV, Class A	1,755	161,864
Martin Marietta Materials, Inc.	573	252,418
Newmont Corp.	3,713	230,280
Nucor Corp.	1,306	149,080
Packaging Corp. of America	1,927	262,361
PPG Industries, Inc.	1,476	254,521
RPM International, Inc.	3,436	347,036
Steel Dynamics, Inc.	2,233	138,602
The Mosaic Co.	3,094	121,563
The Sherwin-Williams Co.	1,005	353,921
Vulcan Materials Co.	1,251	259,683
Westlake Chemical Corp.	1,623	157,642
		5,447,459
Real Estate (0.3%):
CBRE Group, Inc., Class A(a)	2,113	229,282
		229,282
Utilities (10.2%):
Alliant Energy Corp.	5,244	322,349
Ameren Corp.	3,649	324,797

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (10.2%): (continued)
American Electric Power Co., Inc.	3,826	340,399
American Water Works Co., Inc.	1,472	278,002
Atmos Energy Corp.	3,140	328,978
Avangrid, Inc.	5,713	284,964
CenterPoint Energy, Inc.	9,254	258,279
CMS Energy Corp.	5,072	329,934
Consolidated Edison, Inc.	4,426	377,626
Dominion Energy, Inc.	4,209	330,659
DTE Energy Co.	2,717	324,790
Entergy Corp.	2,548	287,032
Essential Utilities, Inc.	5,668	304,315
Evergy, Inc.	4,742	325,349
Eversource Energy	3,071	279,400
FirstEnergy Corp.	7,407	308,057
NextEra Energy, Inc.	3,003	280,360
NRG Energy, Inc.	3,220	138,718
PPL Corp.	10,547	317,043
Public Service Enterprise Group, Inc.	4,816	321,372
The Southern Co.	5,559	381,236
WEC Energy Group, Inc.	3,160	306,741
Xcel Energy, Inc.	4,520	306,004

		7,056,404

Total Common Stocks (Cost $66,111,471)		69,170,834

Investment Company (0.1%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.0%(b)	90,943	90,943

Total Investment Company (Cost $90,943)		90,943

Total Investments (Cost $66,202,414) — 99.9%(c)		69,261,777

Other assets in excess of liabilities — 0.1%		65,648

NET ASSETS - 100.00%		69,327,425

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan US Large/Mid Cap Core Enhanced ETF	December 31, 2021

Percentages indicated are based on net assets as of December 31, 2021.

(a)	Non-income producing security.

(b)	Rate disclosed is the 7-Day effective yield on December 31, 2021.

(c)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini March Future (U.S. Dollar)	3/18/22	1	$237,925	$ (1,867)

				$ (1,867)

See notes to financial statements.

Schedule of Portfolio Investments

Timothy Plan High Dividend Stock Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)
Consumer Discretionary (4.2%):
Dick’s Sporting Goods, Inc.	2,027	233,085
Garmin Ltd.	3,183	433,429
Genuine Parts Co.	3,540	496,308
Newell Brands, Inc.	15,437	337,144
Service Corp. International	6,866	487,417

		1,987,383
Consumer Staples (10.4%):
Bunge, Ltd.	4,233	395,193
Campbell Soup Co.	10,398	451,897
Conagra Brands, Inc.	15,158	517,646
Costco Wholesale Corp.	1,326	752,770
Hormel Foods Corp.	11,481	560,388
McCormick & Co., Inc.	8,014	774,233
Sysco Corp.	4,868	382,381
The JM Smucker Co.	3,914	531,599
Tyson Foods, Inc., Class A	6,021	524,790

		4,890,897
Energy (5.2%):
ConocoPhillips	3,678	265,478
Devon Energy Corp.	4,828	212,673
EOG Resources, Inc.	2,413	214,347
Kinder Morgan, Inc.	23,031	365,271
ONEOK, Inc.	5,184	304,612
Pioneer Natural Resources Co.	1,359	247,175
Schlumberger N.V.	7,559	226,392
Texas Pacific Land Corp.	171	213,557
The Williams Cos., Inc.	15,820	411,953

		2,461,458

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.1%):
Aflac, Inc.	9,586	559,727
American Financial Group, Inc.	2,097	287,960
Apollo Global Management, Inc.	5,326	385,762
Ares Management Corp., Class A	4,824	392,046
BlackRock, Inc.	524	479,753
Cincinnati Financial Corp.	3,459	394,084
CNA Financial Corp.	10,364	456,845
East West Bancorp, Inc.	3,775	297,017
Everest Re Group, Ltd.	1,612	441,559
Franklin Resources, Inc.	9,628	322,442
Invesco Ltd.	10,780	248,156
Principal Financial Group, Inc.	5,179	374,597
The Carlyle Group, Inc.	7,623	418,503
UWM Holdings Corp.	29,605	175,262

		5,233,713
Health Care (2.0%):
Amgen, Inc.	2,378	534,979
Cardinal Health, Inc.	7,391	380,562

		915,541
Industrials (24.3%):
A O Smith Corp.	6,085	522,397
AGCO Corp.	2,205	255,824
Caterpillar, Inc.	2,036	420,923
CH Robinson Worldwide, Inc.	4,940	531,692
Cintas Corp.	1,082	479,510
Eaton Corp. PLC	3,225	557,345
Emerson Electric Co.	5,034	468,011
Fastenal Co.	9,626	616,642
General Dynamics Corp.	2,869	598,100
Honeywell International, Inc.	2,416	503,760
Hubbell, Inc.	2,490	518,592

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.3%): (continued)
Illinois Tool Works, Inc.	2,839	700,665
Johnson Controls International PLC	7,000	569,170
Norfolk Southern Corp.	1,753	521,886
PACCAR, Inc.	4,765	420,559
Robert Half International, Inc.	3,888	433,590
Rockwell Automation, Inc.	1,545	538,973
Snap-on, Inc.	1,889	406,853
Union Pacific Corp.	2,273	572,637
Waste Management, Inc.	4,375	730,187
Watsco, Inc.	1,545	483,400
WW Grainger, Inc.	1,149	595,458

		11,446,174
Information Technology (7.6%):
Analog Devices, Inc.	2,139	375,972
Broadcom, Inc.	734	488,411
Broadridge Financial Solutions, Inc.	3,189	583,013
Cognex Corp.	4,263	331,491
NetApp, Inc.	3,471	319,297
Paychex, Inc.	4,624	631,176
Seagate Technology Holdings PLC	3,115	351,933
TE Connectivity Ltd.	2,942	474,662

		3,555,955
Materials (10.7%):
Celanese Corp.	2,522	423,847
Eastman Chemical Co.	3,564	430,923
FMC Corp.	4,345	477,472
International Flavors & Fragrances, Inc.	2,519	379,488
International Paper Co.	8,086	379,880
LyondellBasell Industries NV, Class A	3,364	310,262
Newmont Corp.	7,134	442,451
Nucor Corp.	2,514	286,973

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (10.7%): (continued)
Packaging Corp. of America	3,705	504,436
PPG Industries, Inc.	2,834	488,695
RPM International, Inc.	6,586	665,186
Steel Dynamics, Inc.	4,276	265,411

		5,055,024
Utilities (24.2%):
Alliant Energy Corp.	10,073	619,187
Ameren Corp.	7,001	623,159
American Electric Power Co., Inc.	7,347	653,663
Atmos Energy Corp.	6,022	630,925
Avangrid, Inc.	10,959	546,635
CMS Energy Corp.	9,732	633,067
Consolidated Edison, Inc.	8,500	725,220
Dominion Energy, Inc.	8,081	634,843
DTE Energy Co.	5,215	623,401
Entergy Corp.	4,896	551,535
Evergy, Inc.	9,100	624,351
Eversource Energy	5,885	535,417
FirstEnergy Corp.	14,212	591,077
NRG Energy, Inc.	6,189	266,622
PPL Corp.	20,234	608,234
Public Service Enterprise Group, Inc.	9,241	616,652
The Southern Co.	10,673	731,954
WEC Energy Group, Inc.	6,059	588,147
Xcel Energy, Inc.	8,678	587,501
		11,391,590
Total Common Stocks (Cost $44,917,273)		46,937,735

See notes to financial statements.

Schedule of Portfolio Investments — continued

Timothy Plan High Dividend Stock Enhanced ETF	December 31, 2021

SECURITY DESCRIPTION	SHARES	VALUE ($)
InvestmentCompany (0.1%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.00%(a)	59,416	59,416

Total Investment Company (Cost $59,416)		59,416

Total Investments (Cost $44,976,689) — 99.8%(b)		46,997,151

Other assets in excess of liabilities — 0.2%		83,712
NET ASSETS - 100.00%		47,080,863

Percentages indicated are based on net assets as of December 31, 2021.

(a)	Rate disclosed is the 7-Day effective yield on December 31, 2021.
(b)	See Federal Tax Information listed in the Notes to Financial Statements.

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	December 31, 2021

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
ASSETS:
Investments, at value (Cost $49,719,408 and $132,077,080)	$56,629,234	$167,481,902
Cash and cash equivalents	101,642	433,965
Deposits with broker for futures contracts	59,426	174,838
Interest and dividends receivable	25,872	122,679
Total Assets	56,816,174	168,213,384
LIABILITIES:
Variation margin payable on open futures contracts	205	1,679
Accrued expenses and other payables:
Investment advisory fees	24,384	71,240
Total Liabilities	24,589	72,919
Net Assets	56,791,585	168,140,465
NET ASSETS CONSIST OF:
Capital	$53,724,110	$140,328,601
Total distributable earnings/(loss)	3,067,475	27,811,864
Net Assets	$56,791,585	$168,140,465

Shares Outstanding (unlimited shares authorized, no par value):	1,600,000	4,350,000
Net asset value per share:	$35.49	$38.65

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	December 31, 2021

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $111,737,457 and $72,563,139)	$130,829,547	$82,414,875
Foreign currency, at value (Cost $— and $10,902)	—	10,944
Cash and cash equivalents	472,709	184,138
Deposits with broker for futures contracts	132,718	96,456
Interest and dividends receivable	203,972	94,292
Reclaims receivable	—	68,854
Total Assets	131,638,946	82,869,559
LIABILITIES:
Variation margin payable on open futures contracts	1,679	130
Accrued expenses and other payables:
Investment advisory fees	54,875	42,693
Total Liabilities	56,554	42,823
Net Assets	131,582,392	82,826,736
NET ASSETS CONSIST OF:
Capital	$121,050,232	$73,989,493
Total distributable earnings/(loss)	10,532,160	8,837,243
Net Assets	$131,582,392	$82,826,736

Shares Outstanding (unlimited shares authorized, no par value):	4,050,000	2,850,000
Net asset value per share:	$32.49	$29.06

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	December 31, 2021

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
ASSETS:
Investments, at value (Cost $66,202,414 and $44,976,689)	$69,261,777	$46,997,151
Deposits with broker for futures contracts	44,946	29,476
Interest and dividends receivable	50,965	74,170
Total Assets	69,357,688	47,100,797
LIABILITIES:
Variation margin payable on open futures contracts	688	—
Accrued expenses and other payables:
Investment advisory fees	29,575	19,934
Total Liabilities	30,263	19,934
Net Assets	69,327,425	47,080,863
NET ASSETS CONSIST OF:
Capital	$66,304,783	$45,062,005
Total distributable earnings/(loss)	3,022,642	2,018,858
Net Assets	$69,327,425	$47,080,863

Shares Outstanding (unlimited shares authorized, no par value):	2,550,000	1,750,000
Net asset value per share:	$27.19	$26.90

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Year Ended December 31, 2021

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large/Mid Cap Core ETF
Investment Income:
Dividend income	$851,638	$2,184,242
Interest income	11	28
Foreign tax withholding	(481)	(484)
Total Income	851,168	2,183,786
Expenses:
Investment advisory fees	257,617	939,536
Total Expenses	257,617	939,536
Net Investment Income (Loss)	593,551	1,244,250
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(642,849)	(1,512,933)
Net realized gains (losses) from in-kind transactions	9,791,621	35,112,744
Net realized gains (losses) from futures transactions	18,241	135,980
Net change in unrealized appreciation/depreciation on investments	1,537,709	7,143,659
Net change in unrealized appreciation/depreciation on futures transactions	(4,878)	2,003
Net realized/unrealized gains on investments	10,699,844	40,881,453
Change in net assets resulting from operations	$11,293,395	$42,125,703

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Year Ended December 31, 2021

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
Investment Income:
Dividend income	$3,491,101	$2,387,829
Interest income	26	135
Foreign tax withholding	—	(318,676)
Total Income	3,491,127	2,069,288
Expenses:
Investment advisory fees	701,612	500,382
Total Expenses	701,612	500,382
Net Investment Income (Loss)	2,789,515	1,568,906
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Translations:
Net realized gains (losses) from investment transactions and foreign currency translations	(1,291,041)	1,309,003
Net realized gains (losses) from in-kind transactions	23,803,295	2,934,519
Net realized gains (losses) from futures transactions	145,950	11,486
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	8,214,506	1,607,387
Net change in unrealized appreciation/depreciation on futures transactions	41	1,080
Net realized/unrealized gains on investments and foreign currency translations	30,872,751	5,863,475
Change in net assets resulting from operations	$33,662,266	$7,432,381

See notes to financial statements.

Statements of Operations

Timothy Plan	For the Period Ended December 31, 2021(a)

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
Investment Income:
Dividend income	$231,558	$326,784
Foreign tax withholding	(76)	—
Total Income	231,482	326,784
Expenses:
Investment advisory fees	78,360	55,716
Total Expenses	78,360	55,716
Net Investment Income (Loss)	153,122	271,068
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(39,259)	35,495
Net realized gains (losses) from in-kind transactions	74,367	—
Net realized gains (losses) from futures transactions	4,446	1,976
Net change in unrealized appreciation/depreciation on investments	3,059,363	2,020,462
Net change in unrealized appreciation/depreciation on futures transactions	(1,867)	—
Net realized/unrealized gains on investments	3,097,050	2,057,933
Change in net assets resulting from operations	$3,250,172	$2,329,001

(a)	For the period from the commencement of operations on July 29, 2021 through December 31, 2021.

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Small Cap Core ETF		Timothy Plan US Large/Mid Cap Core ETF
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

From Investment Activities:
Operations:
Net investment income (loss)	$593,551	$357,208	$1,244,250	$1,273,028
Net realized gains (losses) from investment transactions	9,167,013	(59,835)	33,735,791	474,459
Net change in unrealized appreciation/depreciation on investments	1,532,831	5,027,559	7,145,662	20,518,487
Change in net assets resulting from operations	11,293,395	5,324,932	42,125,703	22,265,974
Distributions to Shareholders:
Distributions	(612,920)	(354,462)	(1,212,586)	(1,388,658)
Change in net assets resulting from distributions to shareholders	(612,920)	(354,462)	(1,212,586)	(1,388,658)
Change in net assets resulting from capital transactions	14,242,606	16,676,227	(36,676,713)	8,231,732
Change in net assets	24,923,081	21,646,697	4,236,404	29,109,048
Net Assets:
Beginning of period	31,868,504	10,221,807	163,904,061	134,795,013
End of period	$56,791,585	$31,868,504	$168,140,465	$163,904,061
Capital Transactions:
Proceeds from shares issued	$44,341,921	$30,742,714	$78,358,551	$55,703,050
Cost of shares redeemed	(30,099,315)	(14,066,487)	(115,035,264)	(47,471,318)
Change in net assets resulting from capital transactions	$14,242,606	$16,676,227	$(36,676,713)	$8,231,732

Share Transactions:
Issued	1,350,000	1,350,000	2,250,000	2,250,000
Redeemed	(900,000)	(600,000)	(3,200,000)	(1,900,000)
Change in Shares	450,000	750,000	(950,000)	350,000

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan High Dividend Stock ETF		Timothy Plan International ETF
	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020

From Investment Activities:
Operations:
Net investment income (loss)	$2,789,515	$2,589,609	$1,568,906	$792,655
Net realized gains (losses) from investment transactions	22,658,204	(5,419,293)	4,255,008	(1,932,334)
Net change in unrealized appreciation/depreciation on investments	8,214,547	4,737,334	1,608,467	7,577,195
Change in net assets resulting from operations	33,662,266	1,907,650	7,432,381	6,437,516
Distributions to Shareholders:
Distributions	(2,718,477)	(2,852,134)	(1,960,152)	(838,738)
Change in net assets resulting from distributions to shareholders	(2,718,477)	(2,852,134)	(1,960,152)	(838,738)
Change in net assets resulting from capital transactions	(22,272,015)	29,723,058	5,854,096	42,883,359
Change in net assets	8,671,774	28,778,574	11,326,325	48,482,137
Net Assets:
Beginning of period	122,910,618	94,132,044	71,500,411	23,018,274
End of period	$131,582,392	$122,910,618	$82,826,736	$71,500,411
Capital Transactions:
Proceeds from shares issued	$78,541,688	$43,758,265	$17,679,875	$42,883,359
Cost of shares redeemed	(100,813,703)	(14,035,207)	(11,825,779)	—
Change in net assets resulting from capital transactions	$(22,272,015)	$29,723,058	$5,854,096	$42,883,359

Share Transactions:
Issued	2,650,000	1,900,000	600,000	1,750,000
Redeemed	(3,350,000)	(650,000)	(400,000)	—
Change in Shares	(700,000)	1,250,000	200,000	1,750,000

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF
	For the Period July 29, 2021(a) through December 31, 2021	For the Period July 29, 2021(a) through December 31, 2021

From Investment Activities:
Operations:
Net investment income (loss)	$153,122	$271,068
Net realized gains (losses) from investment transactions	39,554	37,471
Net change in unrealized appreciation/depreciation on investments	3,057,496	2,020,462
Change in net assets resulting from operations	3,250,172	2,329,001
Distributions to Shareholders:
Distributions	(155,733)	(314,041)
Change in net assets resulting from distributions to shareholders	(155,733)	(314,041)
Change in net assets resulting from capital transactions	66,232,986	45,065,903
Change in net assets	69,327,425	47,080,863
Net Assets:
Beginning of period	—	—
End of period	$69,327,425	$47,080,863
Capital Transactions:
Proceeds from shares issued	$67,531,288	$45,065,903
Cost of shares redeemed	(1,298,302)	—
Change in net assets resulting from capital transactions	$66,232,986	$45,065,903

Share Transactions:
Issued	2,600,000	1,750,000
Redeemed	(50,000)	—
Change in Shares	2,550,000	1,750,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Small Cap Core ETF

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019

Net Asset Value, Beginning of Period	$27.71	$25.55	$24.73
Investment Activities:
Net Investment Income (Loss)(b)	0.40	0.32	0.02
Net Realized and Unrealized Gains (Losses) on Investments	7.78	2.15	0.82
Total from Investment Activities	8.18	2.47	0.84
Distributions to Shareholders:
Net Investment Income	(0.40)	(0.31)	(0.02)
Total Distributions	(0.40)	(0.31)	(0.02)
Net Asset Value, End of Period	$35.49	$27.71	$25.55
Total Return (excludes sales charge)(c)	29.62%	9.99%	3.39%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.20%	1.45%	0.89%
Net Assets, End of Period (000’s)	$56,792	$31,869	$10,222
Portfolio Turnover(c)	57%	78%	—

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Large/Mid Cap Core ETF

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019

Net Asset Value, Beginning of Period	$30.93	$27.23	$25.16
Investment Activities:
Net Investment Income (Loss)(b)	0.24	0.23	0.21
Net Realized and Unrealized Gains (Losses) on Investments	7.72	3.72	2.04
Total from Investment Activities	7.96	3.95	2.25
Distributions to Shareholders:
Net Investment Income	(0.24)	(0.25)	(0.18)
Total Distributions	(0.24)	(0.25)	(0.18)
Net Asset Value, End of Period	$38.65	$30.93	$27.23
Total Return (excludes sales charge)(c)	25.82%	14.67%	9.01%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	0.69%	0.88%	1.22%
Net Assets, End of Period (000’s)	$168,140	$163,904	$134,795
Portfolio Turnover(c)	27%	45%	17%

(a)	Commencement of operations.

(b)	Per share net investment income (loss) has been calculated using the average daily shares method.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan High Dividend Stock ETF

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period May 1, 2019(a) to December 31, 2019

Net Asset Value, Beginning of Period	$25.88	$26.89	$25.10
Investment Activities:
Net Investment Income (Loss)(b)	0.61	0.57	0.48
Net Realized and Unrealized Gains (Losses) on Investments	6.60	(0.96) (c)	1.74
Total from Investment Activities	7.21	(0.39)	2.22
Distributions to Shareholders:
Net Investment Income	(0.60)	(0.62)	(0.43)
Total Distributions	(0.60)	(0.62)	(0.43)
Net Asset Value, End of Period	$32.49	$25.88	$26.89
Total Return (excludes sales charge)(d)	28.10%	(1.17%)	9.00%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(e)	0.52%	0.52%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	2.07%	2.45%	2.81%
Net Assets, End of Period (000’s)	$131,582	$122,911	$94,132
Portfolio Turnover(d)	43%	68%	23%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan International ETF

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the period December 3, 2019(a) to December 31, 2019

Net Asset Value, Beginning of Period	$26.98	$25.58	$24.80
Investment Activities:
Net Investment Income (Loss)(b)	0.56	0.47	0.04
Net Realized and Unrealized Gains (Losses) on Investments	2.21	1.40	0.77
Total from Investment Activities	2.77	1.87	0.81
Distributions to Shareholders:
Net Investment Income	(0.69)	(0.47)	(0.03)
Total Distributions	(0.69)	(0.47)	(0.03)
Net Asset Value, End of Period	$29.06	$26.98	$25.58
Total Return (excludes sales charge)(c)	10.34%	7.66%	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.62%	0.62%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.94%	1.98%	1.99%
Net Assets, End of Period (000’s)	$82,827	$71,500	$23,018
Portfolio Turnover(c)	42%	63%	12%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Large/Mid Cap Core Enhanced ETF	Timothy Plan High Dividend Stock Enhanced ETF

	For the period July 29, 2021(a) to December 31, 2021	For the period July 29, 2021(a) to December 31, 2021

Net Asset Value, Beginning of Period	$25.00	$25.00
Investment Activities:
Net Investment Income (Loss)(b)	0.11	0.28
Net Realized and Unrealized Gains (Losses) on Investments	2.16	1.86
Total from Investment Activities	2.27	2.14
Distributions to Shareholders:
Net Investment Income	(0.08)	(0.24)
Total Distributions	(0.08)	(0.24)
Net Asset Value, End of Period	$27.19	$26.90
Total Return (excludes sales charge)(c)	9.09%	8.59%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.51%	0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	1.00%	2.50%
Net Assets, End of Period (000’s)	$69,327	$47,081
Portfolio Turnover(c)	13%	16%

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Notes to Financial Statements

Timothy Plan	December 31, 2021

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, six of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), and Timothy Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”) (individually, a “Fund” and collectively, the “Funds”). The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted BRI Index, Victory US Large/Mid Cap Long/Cash Volatility Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units

Notes to Financial Statements

Timothy Plan	December 31, 2021

principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of shares for cash. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

Notes to Financial Statements

Timothy Plan	December 31, 2021

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%
US Large/Mid Cap Core ETF	$500	2.00%
High Dividend Stock ETF	$250	2.00%
International ETF	$4,500	2.00%
US Large/Mid Cap Core Enhanced ETF	$500	2.00%
High Dividend Stock Enhanced ETF	$250	2.00%

* As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements

Timothy Plan	December 31, 2021

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges including, common stocks and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$56,629,234	$–	$–	$56,629,234

Total Investment Securities	56,629,234	–	–	56,629,234

Other Financial Instruments*
Liabilities:
Futures Contracts	(1,219)	–	–	(1,219)

Total Investments	$56,628,015	$–	$–	$56,628,015

Notes to Financial Statements

Timothy Plan	December 31, 2021

US Large/Mid Cap Core ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$167,481,902	$–	$–	$167,481,902

Total Investment Securities	167,481,902	–	–	167,481,902

Other Financial Instruments*
Assets:
Futures Contracts	10,450	–	–	10,450

Total Investments	$167,492,352	$–	$–	$167,492,352

High Dividend Stock ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$130,829,547	$–	$–	$130,829,547

Total Investment Securities	130,829,547	–	–	130,829,547

Other Financial Instruments*
Assets:
Futures Contracts	7,675	–	–	7,675

Total Investments	$130,837,222	$–	$–	$130,837,222

International ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$82,414,875	$–	$–	$82,414,875

Total Investment Securities	82,414,875	–	–	82,414,875

Other Financial Instruments*
Assets:
Futures Contracts	3,672	–	–	3,672

Total Investments	$82,418,547	$–	$–	$82,418,547

Notes to Financial Statements

Timothy Plan	December 31, 2021

US Large/Mid Cap Core Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$69,170,834	$–	$–	$69,170,834
Investment Company	90,943	$–	$–	90,943

Total Investment Securities	69,261,777	–	–	69,261,777

Other Financial Instruments*
Liabilities:
Futures Contracts	(1,867)	–	–	(1,867)

Total Investments	$69,259,910	$–	$–	$69,259,910

High Dividend Stock Enhanced ETF

Investment Securities:	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Common Stocks	$46,937,735	$–	$–	$46,937,735
Investment Company	59,416	$–	$–	59,416

Total Investment Securities	$46,997,151	–	–	$46,997,151

*Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

The Funds did not hold any Level 3 securities during the year.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily

Notes to Financial Statements

Timothy Plan	December 31, 2021

available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the year ended December 31, 2021, the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as “Deposit with broker for futures contracts” on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity

Notes to Financial Statements

Timothy Plan	December 31, 2021

price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statements of Operations.

Average Notional Value

The table below summarizes the monthly average notional value of futures contracts for the year ended December 31, 2021.

Fund	Average Notional Value
US Small Cap Core ETF	$158,853
US Large/Mid Cap Core ETF	537,468
High Dividend Stock ETF	548,653
International ETF	311,540
US Large/Mid Cap Core Enhanced ETF	77,706
High Dividend Stock Enhanced ETF	38,052

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Assets	Liabilities
	Variation Margin Receivable on Open Futures	Variation Margin Payable on Open Futures
	Contracts*	Contracts*
Equity Risk Exposure:

US Small Cap Core ETF	$—	$1,219
US Large/Mid Cap Core ETF	10,450	—
High Dividend Stock ETF	7,675	—
International ETF	3,672	—
US Large/Mid Cap Core Enhanced ETF	—	1,867
High Dividend Stock Enhanced ETF	—	—

* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts.

Notes to Financial Statements

Timothy Plan	December 31, 2021

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended December 31, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations
	Net realized gains (losses) from futures transactions	Net Change in unrealized appreciation (depreciation) on futures transactions

Equity Risk Exposure:
US Small Cap Core ETF	$18,241	$(4,878)
US Large/Mid Cap Core ETF	135,980	2,003
High Dividend Stock ETF	145,950	41
International ETF	11,486	1,080
US Large/Mid Cap Core Enhanced ETF	4,446	(1,867)
High Dividend Stock Enhanced ETF	1,976	—

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains (losses) from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Notes to Financial Statements

Timothy Plan	December 31, 2021

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.

As of and during the year ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Notes to Financial Statements

Timothy Plan	December 31, 2021

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the year ended December 31, 2021 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions

Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$27,414,698	$27,297,163	$44,104,882	$30,045,988
US Large/Mid Cap Core ETF	48,619,553	48,791,063	78,202,524	114,646,312
High Dividend Stock ETF	57,047,822	56,813,276	78,185,740	100,465,527
International ETF	33,797,517	33,076,447	15,774,765	11,252,200
US Large/Mid Cap Core Enhanced ETF	4,140,897	4,108,161	67,351,891	1,299,209
High Dividend Stock Enhanced ETF	3,933,944	3,887,480	44,854,030	—

For the year ended December 31, 2021, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Large/Mid Cap Core ETF, US Small Cap Core ETF, High Dividend Stock ETF, US Large/Mid Cap Core Enhanced ETF, and High Dividend Stock Enhanced ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Notes to Financial Statements

Timothy Plan	December 31, 2021

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory

Notes to Financial Statements

Timothy Plan	December 31, 2021

conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

6. FEDERAL INCOME TAX INFORMATION:

As of December 31, 2021, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$49,721,403	$8,855,351	$(1,947,520)	$6,907,831
US Large/Mid Cap Core ETF	132,067,514	37,004,347	(1,589,959)	35,414,388
High Dividend Stock ETF	111,717,237	20,434,174	(1,321,864)	19,112,310
International ETF	73,090,827	12,281,875	(2,957,827)	9,324,048
US Large/Mid Cap Core Enhanced ETF	66,213,779	4,142,061	(1,094,063)	3,047,998
High Dividend Stock Enhanced ETF	44,978,293	2,555,276	(536,418)	2,018,858

Notes to Financial Statements

Timothy Plan	December 31, 2021

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2021 were as follows:

	Year Ended December 31, 2021

	Distributions Paid From:

Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$612,920	$-	$612,920	$612,920
US Large/Mid Cap Core ETF	1,212,586	-	1,212,586	1,212,586
High Dividend Stock ETF	2,718,477	-	2,718,477	2,718,477
International ETF	1,960,152	-	1,960,152	1,960,152
US Large/Mid Cap Core Enhanced ETF	155,733	-	155,733	155,733
High Dividend Stock Enhanced ETF	312,855	1,186	314,041	314,041

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax characteristics of distributions paid to shareholders during the year ended December 31, 2020 were as follows:

	Year Ended December 31, 2020

	Distributions paid From:

Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$354,462	$354,462	$354,462
US Large/Mid Cap Core ETF	1,388,658	1,388,658	1,388,658
High Dividend Stock ETF	2,852,134	2,852,134	2,852,134
International ETF	838,738	838,738	838,738

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Notes to Financial Statements

Timothy Plan	December 31, 2021

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*		Total Accumulated Earnings/ (Deficit)
US Small Cap Core ETF	$-	$-	$(3,840,356)	$6,907,831		$3,067,475
US Large/Mid Cap Core ETF	38,312	38,312	(7,640,836)	35,414,388		27,811,864
High Dividend Stock ETF	85,746	85,746	(8,665,896)	19,112,310		10,532,160
International ETF	31,307	31,307	(518,018)	9,323,954	**	8,837,243
US Large/Mid Cap Core Enhanced ETF	-	-	(25,356)	3,047,998		3,022,642
High Dividend Stock Enhanced ETF	-	-	-	2,018,858		2,018,858

* The difference between book-basis and tax-basis unrealized appreciation(depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

** The amount includes $94 of unrealized depreciation on foreign currency translation.

At December 31, 2021, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
US Small Cap Core ETF	$3,809,390	$30,966	$3,840,356
US Large/Mid Cap Core ETF	4,687,600	2,953,236	7,640,836
High Dividend Stock ETF	5,631,079	3,034,817	8,665,896
International ETF	518,018	-	518,018
US Large/Mid Cap Core Enhanced ETF	25,356	-	25,356

During the tax year ended December 31, 2021, International ETF had utilized capital loss carry forward of $1,353,339.

Notes to Financial Statements

Timothy Plan	December 31, 2021

As of December 31, 2021, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassifications adjustments were as follows:

Fund	Total Accumulated Earnings/(Loss)	Capital
US Small Cap Core ETF	$(9,795,346)	$9,795,346
US Large/Mid Cap Core ETF	(35,164,854)	35,164,854
High Dividend Stock ETF	(23,920,639)	23,920,639
International ETF	(2,917,046)	2,917,046
US Large/Mid Cap Core Enhanced ETF	(71,797)	71,797
High Dividend Stock Enhanced ETF	3,898	(3,898)

The reclassifications for the Funds relate primarily to adjustments from redemptions in-kind and distributions in excess.

7. SUBSEQUENT EVENTS:

Management has evaluated subsequent events through the date these financial statements were issued.

Distributions

On February 10, 2022, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund	Amount
US Small Cap Core ETF	$1,454
US Large/Mid Cap Core ETF	48,287
High Dividend Stock ETF	183,137
International ETF	38,364
US Large/Mid Cap Core Enhanced ETF	4,441
High Dividend Stock Enhanced ETF	37,512

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Timothy Plan comprising the funds listed below (the “Funds”) as of December 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Timothy Plan US Small Cap Core ETF Timothy Plan International ETF	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021 and 2020, and for the period from December 3, 2019 (commencement of operations) through December 31, 2019

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Timothy Plan US Large/Mid Cap Core ETF Timothy Plan High Dividend Stock ETF	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021 and 2020, and for the period from May 1, 2019 (commencement of operations) through December 31, 2019
Timothy Plan US Large/Mid Cap Core Enhanced ETF Timothy Plan High Dividend Stock Enhanced ETF	For the period from July 29, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 25, 2022

Other Information (Unaudited)

Timothy Plan	December 31, 2021

Additional Tax Information

For the year ended December 31, 2021, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Amount
US Small Cap Core ETF	100%
US Large/Mid Cap Core ETF	100%
High Dividend Stock ETF	100%
International ETF	93%
US Large/Mid Cap Core Enhanced ETF	100%
High Dividend Stock Enhanced ETF	100%

Dividends qualified for corporate dividends received deductions of:

Amount
US Small Cap Core ETF	100%
US Large/Mid Cap Core ETF	100%
High Dividend Stock ETF	100%
US Large/Mid Cap Core Enhanced ETF	100%
High Dividend Stock Enhanced ETF	100%

For the year ended December 31, 2021, the Funds designated short-term capital gain distributions:

Amount
High Dividend Stock Enhanced ETF	$37,889

For the year ended December 31, 2021, the following Funds designated long-term capital gain distributions:

Amount
High Dividend Stock Enhanced ETF	$1,186

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2021, were as follows:

	Foreign Source Income	Foreign Tax Expense
International ETF	0.84	0.11

Other Information (Unaudited)

Timothy Plan	December 31, 2021

Premium/Discount Information

The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares. The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Other Information (Unaudited)

Timothy Plan	December 31, 2021

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21 - 12/31/21*	Hypothetical Expenses Paid During Period 7/1/21 - 12/31/21*	Annualized Expense Ratio During Period 7/1/21 - 12/31/21

US Small Cap Core ETF

ETF Shares	$1,000	$1,296.20	$1,022.58	$3.01	$2.65	0.52%

US Large/Mid Cap Core ETF

ETF Shares	$1,000	$1,258.20	$1,022.58	$2.96	$2.65	0.52%

High Dividend Stock ETF

ETF Shares	$1,000	$1,281.00	$1,022.58	$2.99	$2.65	0.52%

International ETF

ETF Shares	$1,000	$1,103.40	$1,022.08	$3.29	$3.16	0.62%

US Large/Mid Cap Core Enhanced ETF**

ETF Shares	$1,000	$1,085.90	$1,022.58	$2.32	$2.25	0.52%

High Dividend Stock Enhanced ETF**

ETF Shares	$1,000	$1,090.90	$1,022.58	$2.32	$2.25	0.52%

*Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 156/365 (to reflect the number of days from commencement of operations on July 29, 2021 through December 31, 2021).

TRUSTEES AND PRINCIPAL EXECUTIVE OFFICERS OF THE TRUST

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally*	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Mr. Staver is an “interested” Trustee, as that term is defined in the 1940 Act, because he has a limited partnership interest in TPL.

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Indefinite; Trustee since 2005	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Retired. Associate Professor Stetson University for the past 40 years. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt	Trustee	Indefinite; Trustee since 2010	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Indefinite; Trustee since 2005	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Indefinite; Trustee since 2005	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; Trustee since 2004	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Scott Preissler, Ph.D. is the Executive Director of The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee, Vice Chairman	Indefinite; Trustee since 2004	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague	Trustee	Indefinite; Trustee since 2011	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Abraham M. Rivera	Trustee	Indefinite; Trustee since 2020	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1969	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.		1

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dale A. Bissonette	Trustee	Indefinite; Trustee since 2020	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1958	President, Good Place Holdings, a Christian Centered Business Holding Company.		None

PRINCIPAL EXECUTIVE OFFICERS WHO ARE NOT TRUSTEES

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Terry Covert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd.		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Cheryl Mumbert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1970	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A
Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
David D. Jones	Chief Compliance Officer	Since 2004, Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at

etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Mr. Alan Ross who is “independent for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2021	2020
(a) Audit Fees	$79,250	$53,250
(b) Audit-Related Fees	$0	$0
(c) Tax Fees*	$18,000	$12,000

(d) All Other Fees	$0	$0

* Related to preparation of federal income, excise tax returns, state tax returns and review of capital gain distribution calculations.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) 2021 – 100%

  2020 – 100%

(f)	Not applicable.

(g)	2021 - $18,000

2020 - $12,000

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland.

Item 6.	Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)	/s/Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date February 28, 2022